United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-07925

(Investment Company Act File Number)

Wesmark Funds
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

Todd P. Zerega, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  1/31/09

Date of Reporting Period:  Fiscal year ended 1/31/09

Item 1.                      Reports to Stockholders

[Logo of WesMark]

[Logo of WesMark Funds]

Family of Funds

Combined Annual Report

Small Company Growth Fund

Growth Fund

Balanced Fund

Government Bond Fund

West Virginia Municipal Bond Fund

Dated January 31, 2009

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
WESMARK SMALL COMPANY GROWTH FUND

The WesMark Small Company Growth Fund’s1 total return for the fiscal year reporting period ended January 31, 2009 was negative 31.66%. This compared to a return of negative 36.85% for the Russell 2000 Index.2 The Fund’s return ranked in the top 7th percentile in the Lipper Small Cap Core Category ranking 49 out of 762 funds for the 1-year time period ended January 31, 2009, based on total returns.3

The best performing sectors of the portfolio for the fiscal year reporting period ended January 31, 2009 were consumer staples, materials, industrials, information technologies, and financials. Consumer staples return was negative 10.4%, materials return was negative 19.7%, industrials return was negative 29.1%, financials return was negative 30.9%, and information technologies return was negative 31.2%. These sectors benefited the fund’s relative performance because all these sectors outperformed the return for the Russell 2000 Index, which was negative 36.85%.

Consumer staples represented 4.2% of the portfolio at the end of the reporting period. The largest holding in consumer staples was Casey’s General Stores, which returned a negative 17.28%. The only holding in the materials sector at the reporting period end was Airgas, which had a return of negative 22.2% for the reporting period. The largest holding in the industrials sector was Moog at 4.1%. This stock was also the largest holding in the portfolio. Other large holdings in this sector were Clean Harbors at 3.2%, URS at 3.6%, Waste Connections at 3.5%, Curtiss Wright at 2.4%, Woodward Governor and Chicago Bridge & Iron at 2.2%, and AZZ at 2.0%. Industrial stocks represented 35% of the portfolio on January 31, 2009, compared to 40.0% at the beginning of the reporting period. This is a broad based category that includes stocks involved in a wide range of activities from engineering and construction to airspace and alternative energy.

The information technology sector was increased from 12.8% at the beginning of the reporting period to 19.2% at the end of the reporting period. The largest holding in this sector included Harris at 3.5%, followed by Global Payments at 2.6%, Roper Industries at 2.5%, Synaptics at 2.3%, and PMC-Sierra at 2.1%. Financial stocks were reduced from 10.7% of the portfolio at the beginning of the reporting period to 7.9% at the end of the reporting period. The largest holdings were Navigators Group at 2.6% of the portfolio, followed by NASDAQ at 1.3%, and Duke Realty at 1.1%. The portfolio included several bank stocks during the reporting period but they were eliminated from the portfolio in the course of the reporting period.

The weakest sectors of the portfolio were energy, healthcare, and consumer discretionary. These stocks all provided returns below the rate of return on the Russell 2000 Index. Energy stocks had a return of negative 54.0%. This sector of the portfolio was reduced from 11.8% at the beginning of the reporting period to 9.8% at the end of the reporting period. The largest holdings in this sector were Cimarex Energy at 2.6% of the portfolio, followed by Dresser-Rand Group at 2.4%. Consumer discretionary stocks had a return of negative 40.9%. This sector of the portfolio was increased from 2.8% at the beginning of the reporting period to 4.1% at the end of the reporting period. The largest holding in this sector was Petsmart at 2.3% of the portfolio on January 31, 2009. Healthcare stocks returned negative 42.5%. At the end of the reporting period this sector represented 7.1% of the portfolio compared to 7.8% at the beginning of the reporting period. Qiagen was the largest holding in this sector at 2.6% of the portfolio.

WESMARK SMALL COMPANY GROWTH FUND

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.wesmarkfunds.com or call 1-800-864-1013.

1 Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

2 The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. It is not possible to invest directly in an index.

3 For the 5-year time period ended January 31, 2009 the fund ranked 181 out of 488 funds. Past performance is no guarantee of future results. Lipper rankings are based on total return and do not take sales charges into account.

WESMARK SMALL COMPANY GROWTH FUND

Growth of $10,000 invested in WesMark Small Company Growth Fund

The graph below illustrates the hypothetical investment of $10,000* in the WesMark Small Company Growth Fund** (the “Fund”) from January 31, 1999 to January 31, 2009, compared to the Russell 2000 Index (“Russell 2000”),*** the Lipper Small Cap Growth Funds Average (“LSCGFA”)† and the Lipper Small Cap Core Funds Average (“LSCCFA”).†

AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED JANUARY 31, 2009

1 Year	(31.66)%
5 Years	(3.48)%
10 Years	3.72%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after-tax returns call 1-800-864-1013. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000, LSCGFA and the LSCCFA have been adjusted to reflect reinvestment of dividends on securities in the index and averages.

** The Fund is the successor to a common trust fund. The quoted performance data includes performance of the common trust fund for the period from 1/31/1999 to 8/8/2000, when the Fund first commenced operation, as adjusted to reflect the Fund’s expenses. The common trust fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

*** The Russell 2000 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

† Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges. It is not possible to invest directly in an average.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
WESMARK GROWTH FUND

The WesMark Growth Fund’s return for the fiscal year reporting period ended January 31, 2009 was negative 33.75%. This compared favorably with the return for the Standard & Poor’s 500 Index1 of negative 38.63%. The Fund ranked in the top 16th percentile of its peers in the Lipper Large Cap Core Category ranking 136 out of 849 funds for the 1-year time period ended January 31, 2009, based on total returns.2

The best performing sectors of the portfolio for the fiscal year reporting period ended January 31, 2009 were consumer discretionary, healthcare, information technology, and materials. Consumer discretionary comprised 9.8% of the portfolio at the end of the reporting period. The return for this sector was negative 17.1%, which compared favorably with negative 39.7% for the S&P 500 Consumer Discretionary Index,3 and negative 38.14% for the S&P 500 Index. McDonald’s was the largest holding in the portfolio and represented 55% of this sector. This stock had a positive return of 11.1% for the 12 months ended January 31, 2009. The weighting of this stock increased from 2.6% of the portfolio at the beginning of the reporting period to 5.4% at the end of the reporting period. Other stocks in this sector included Wal-Mart, Petsmart, Starwood Hotels and Resorts, and American Eagle Outfitters. The proportion of the portfolio invested in this sector rose from 7.3% at the beginning of the reporting period to 9.8% at the end of the reporting period.

Healthcare stocks declined 16.3% for the reporting period, compared to a negative 19.9% return for the S&P 500 Healthcare Index.4 The largest holding in this sector was Bristol-Myers Squibb, which had a return of 6.5% for the reporting period. This sector of the portfolio increased from 4.5% at the beginning of the reporting period to 8.4% at the end of the reporting period. Stocks that were added to the portfolio during the reporting period included Abbott Laboratories, Baxter International, Cerner, Genzyme, Medco Health Solutions, Merck & Co., and Qiagen.

Technology stocks represented the largest sector of the portfolio at 22.7% on January 31, 2009. IBM was the largest holding at 4.2% of the portfolio, followed by Apple Inc. at 2.9%, and Oracle at 2.9%. The return for this sector was negative 30.0%, compared to negative 37.0% for the S&P Information Technology Index.5 This sector of the portfolio increased from 20.5% at the beginning of the reporting period to 22.7% at the end of the reporting period. New stocks included in the portfolio during the reporting period were Broadcom, Diebold, EMC, Google, Marvell, PMC-Sierra, and Quality Systems.

Material stocks had a return of negative 33.3%, compared to a return of negative 47.5% for the S&P Materials Index.6 Stocks in this sector at the end of the reporting period included Air Products & Chemicals, Airgas, and Peabody Energy.

The weakest sectors of the portfolio were industrials and consumer staples. Industrials declined from 22.1% of the portfolio at the beginning of the reporting period to 16.8% at the end of the reporting period. This sector of the portfolio had a return of negative 44.8%, compared to negative 45.1% for the S&P Industrials Index.7 The largest holdings in this sector were Emerson Electric at 3.2% and Deere at 2.4%. Consumer staples had a return of negative 38.0%, which compared unfavorably with the return for the S&P Consumer Staples Index8 of negative 17.5%. Avon Products was the largest holding in this sector at 1.2% of the portfolio.

WESMARK GROWTH FUND

Financial stocks performed poorly during the reporting period. Stocks in this sector had a return of negative 44.4%, which compared favorably with the S&P Financials Index9 of negative 66.9%. We reduced this sector of the portfolio from 16.1% at the beginning of the reporting period to 9.1% at the end of the reporting period. The largest stock in this sector was Franklin Resources, which represented 1.4% of the portfolio on January 31, 2009.

Energy stocks were increased from 8.01% of the portfolio at the beginning of the reporting period to 10.4% at the end of the reporting period. This sector performed better than the S&P 500 Index with a return of negative 29.5%, compared to negative 38.14% for the S&P 500 Index, and negative 29.2% for the S&P Energy Index.10 Occidental Petroleum was the largest holding at 3.1% of the portfolio on January 31, 2009.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.wesmarkfunds.com or call 1-800-864-1013.

1 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in an index or average.

2 For the 5- and 10-year time periods ended January 31, 2009 the fund ranked 329 out of 606 funds and 11 out of 347 funds respectively. Past performance is no guarantee of future results. Lipper rankings are based on total return and do not take sales charges into account.

3 S&P 500 Consumer Discretionary Index is a capitalization-weighted index representing companies that tend to be the most sensitive to economic cycles. The manufacturing segment includes automotive, household durable goods, textiles and apparel, and leisure equipment. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing.

4 S&P Healthcare Index is a capitalization-weighted index consisting of companies in two main industry groups:

  Health care equipment and supplies or companies that provide health care-related services, including distributors of health care products, providers of basic health care services, and owners and operators of health care facilities and organizations.
  Companies primarily involved in the research, development, production and marketing of pharmaceuticals and biotechnology products.

WESMARK GROWTH FUND

5 S&P Information Technology Index is a capitalization-weighted index consisting of companies in two main industry groups:

  Technology Software & Services, including companies that primarily develop software in various fields such as the Internet, applications, systems and/or database management and companies that provide information technology consulting and services.
  Technology Hardware & Equipment, including manufacturers and distributors of communications equipment, computers and peripherals, electronic equipment and related instruments, and semiconductor equipment and products.

6 S&P Materials Index is a capitalization-weighted index consisting of companies that are engaged in a wide range of commodity-related manufacturing. Included in this sector are companies that manufacture chemicals, construction materials, glass, paper, forest products and related packaging products, metals, minerals and mining companies, including producers of steel.

7 S&P Industrials Index is a market capitalization weighted index representing the industrial components of the S&P 500 Index.

8 S&P Consumer Staples Index is a capitalization-weighted index consisting of companies whose businesses are less sensitive to economic cycles, including manufacturers and distributors of food, beverages and tobacco, and producers of non-durable household goods and personal products. It also includes food and drug retailing companies.

9 S&P Financials Index is a capitalization-weighted index representing financial groups and companies.

10 S&P Energy Index is a capitalization-weighted index representing companies whose businesses are dominated by either of the following activities:

  The construction or provision of oil rigs, drilling equipment and other energy-related service and equipment, including seismic data collection.
  The exploration, production, marketing, refining and/or transportation of oil and gas products.

WESMARK GROWTH FUND

Growth of $10,000 invested in WesMark Growth Fund

The graph below illustrates the hypothetical investment of $10,000* in the WesMark Growth Fund (the “Fund”) from January 31, 1999 to January 31, 2009, compared to the Standard and Poor’s 500 Index (“S&P 500”)** and Lipper Large Cap Core Index (“LLCC”).†

AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED JANUARY 31, 2009

1 Year	(33.75)%
5 Years	(4.88)%
10 Years	1.36%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after-tax returns call 1-800-864-1013. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LLCC have been adjusted to reflect reinvestment of dividends on securities in the indexes.

** The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

† Lipper figures do not reflect sales charges. It is not possible to invest directly in an index.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
WESMARK BALANCED FUND

The WesMark Balanced Fund provided a total return of negative 21.23% for the fiscal year reporting period ended January 31, 2009. The Fund’s return compares favorably to the Lipper Mixed-Asset Target Allocation Growth Fund Index1 and the Lipper Balanced Funds Average,2 whose returns were negative 30.36% and negative 27.65%, respectively. The Balanced Fund again was ranked in the top quartile of both Lipper categories for the 1-year period ended January 31, 2009, based on total returns,3 and was ranked 35 out of 682 funds in the Lipper Mixed-Asset Target Allocation Growth Category and 98 out of 847 in the Lipper Balanced Category. The Fund uses a tactical asset allocation strategy, which involves a rebalancing of assets held in various asset classes to reduce exposure to expected weak asset classes or to take advantage of strong asset classes. The Balanced Fund’s exposure to the equity markets was reduced throughout the reporting period with fixed income and cash equivalent allocations both increasing. The allocation process considers expectations for relative performance and relative risk, among other factors, in determining the asset allocation. The portfolio’s allocation at the end of the reporting period ended January 31, 2009 was 55.3% equity and had been increased during the last months of the reporting period in an effort to take advantage of attractive valuations within the equity markets.

During the second half of the Fund’s fiscal year reporting period, the equity markets suffered their worst declines in more than two decades and the negative total return of the Standard & Poor 500 Index4 for the 12 months ended January 31, 2009 of negative 38.6% is one of the largest twelve-month declines on record. Pessimism over the prospects for U.S. economic growth and the health of global credit markets led governments and regulators worldwide to take unprecedented measures, including coordinated interest rate cuts and capital injections into banks and other financial institutions. Despite these efforts, during the months of October and November there was massive liquidation across practically all asset classes; corporate bonds, global stocks, commodities and real estate. A lack of confidence created a sense of panic and desire to own only those assets that provided some kind of government guarantee.

Within the U.S. equity sector, all S&P 500 industry groups experienced negative total returns for the 12 months ended January 31, 2009. The Fund’s decision to underweight Financials and Consumer Discretionary served to benefit its relative performance, while exposure to both Industrials and Materials were a negative. The strong relative performance of McDonalds, Wal-Mart, Johnson & Johnson, and Kellogg was a positive to performance comparisons. Fund holdings in Air Products and Chemicals, Allergan, Dow Chemical and Citigroup had a negative impact on results.

WESMARK BALANCED FUND

The fixed income markets5 were not immune to the volatility and uncertainty experienced by the equity markets. Continued deterioration in housing prices, significant reductions in the availability of credit, and fear of massive defaults resulted in significant declines in the value of many sectors within the fixed income markets as well as reduced liquidity. The positive total returns in the fixed income market were limited to those securities that have an explicit government guarantee and those Government Agency Notes and Mortgages where the implicit guarantee served to preserve value. The Fund’s fixed income position focused on Federal Agency debt, which aided performance, an underweight position in financials and insurance benefited performance within the corporate sector. As the reporting period came to an end, the Fund had begun to increase its exposure to the investment grade corporate market to take advantage of historically wide yield spreads that were available. The fixed income portfolio maintained its high quality composition with all securities being classified as investment grade with an overall credit rating of AA.6 The portfolio’s duration7 at the end of the period was 3.14 years.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.wesmarkfunds.com or call 1-800-864-1013.

1 Lipper indices are equally weighted indices of the largest mutual funds within their respective investment objectives. It is not possible to invest directly in an index.

2 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. They do not reflect sales charges. It is not possible to invest directly in an average.

3 For the 5-year time period ended January 31, 2009 the fund ranked 143 out of 438 funds in the Lipper Mixed-Asset Target Allocation Growth category and 190 out of 503 funds in the Lipper Balanced category. For the 10-year time period ended January 31, 2009 the fund ranked 81 out of 247 funds in the Lipper Mixed-Asset Target Allocation Growth category and 114 out of 280 funds in the Lipper Balanced category. Past performance is no guarantee of future results. Lipper ranking are based on total return and do not take sales charges into account.

WESMARK BALANCED FUND

4 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in an index or average.

5 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

6 Investment-grade securities are securities that are rated at least “BBB” or unrated securities of a comparable quality. Non-investment-grade securities are securities that are not rated at least “BBB” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

7 Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

WESMARK BALANCED FUND

Growth of $10,000 invested in WesMark Balanced Fund

The graph below illustrates the hypothetical investment of $10,000* in the WesMark Balanced Fund (the “Fund”) from January 31, 1999 to January 31, 2009, compared to the Standard and Poor’s 500 Index (“S&P 500”),** the Barclays Capital Government/Credit Total Index (“BCGCT”)** and the Lipper Balanced Funds Average (“LBFA”).***

AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED JANUARY 31, 2009

1 Year	(21.23)%
5 Years	(1.17)%
10 Years	0.87%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after-tax returns call 1-800-864-1013. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500, the BCGCT and the LBFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

** The S&P 500 and BCGCT are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The BCGCT is an unmanaged index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, nonconvertible domestic bonds of companies in industry, public utilities, and finance. The indexes are unmanaged and unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.

*** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges. It is not possible to invest directly in an average.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
WESMARK GOVERNMENT BOND FUND

The WesMark Government Bond Fund had a return of 4.70% for the year ended January 31, 2009. Lipper reported a return of 2.55% for the General U.S. Government Bond Funds Category.1 The Fund ranked in the top 35th percentile of its peers in the General U.S. Government Bond Funds Category ranking 54 out of 157 funds for the 1-year time period ended January 31, 2009, based on total returns.2

The Federal Reserve aggressively reduced interest rates3 during the year in an effort to prevent the economy from slipping into a deeper recession and to provide liquidity to the banking system. In November, the Federal Reserve announced a program to purchase $600 billion of Fannie Mae and Freddie Mac mortgage pools in order to lower prevailing mortgage interest rates. This announcement had a very positive impact on the market value of mortgage securities.4 The WesMark Government Bond Fund was well positioned to benefit from lower mortgage interest rates. FNMA and FHLMC securities held by the Fund continue to be rated AAA by the rating agencies.5 These agencies became conservatorships of the U.S. Treasury as a result of legislation enacted last year. The U.S. Treasury has provided each agency with additional capital. The federal government has also created a new regulatory body to supervise their activities. The payment streams of mortgage securities held in the portfolio are carefully monitored and various pools or CMOs that do not meet expected cash flows are eliminated from the portfolio.

The WesMark Government Bond Fund continued to hold most of its assets in mortgage securities throughout the reporting period. On January 31, 2009, FNMA mortgage pools represented 66.7% of the portfolio, and FHLMC mortgage pools represented 7.1% of the portfolio. Collateralized Mortgage Obligations (CMOs) represented 21.8% of the portfolio on January 31, 2009. All CMOs have Federal Agency mortgage pools as collateral. The remaining assets were comprised of Federal Agency discount notes, which comprise 4.0% of the portfolio on January 31, 2009. These discount notes were held as a means to provide liquidity for the fund.

The duration6 of the portfolio was reduced from 3.0 years to 2.5 years. The portfolio duration declined due to more rapid principal repayment as a consequence of declining mortgage interest rates and the impact on mortgage refinance activity.

The dividend for the fiscal year ended January 31, 2009 was $0.41888, which compared to the prior year dividend of $0.42383. The dividend was relatively well maintained in spite of the rapid decline in interest rates for U.S. Treasury securities. Throughout most of the reporting period, yields on mortgage pools did not decline. As a consequence, interest rates spreads on mortgage securities compared to U.S. Treasuries reached historical highs in the 4th quarter of the year. Subsequent to the announcement by the Federal Reserve of their plan to purchase mortgage pools, yield spreads began to decline sharply late in the reporting period. The 30-day yield for the portfolio on January 31, 2009 was 4.15%.7

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.wesmarkfunds.com or call 1-800-864-1013.

WESMARK GOVERNMENT BOND FUND

1 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. They do not reflect sales charges. It is not possible to invest directly in an average.

2 For the 5- and 10-year periods ended January 31, 2009 the fund ranked 44 out of 125 funds and 39 out of 76 funds respectively. Past performance is no guarantee of future results. Lipper rankings are based on total return and do not take sales charges into account.

3 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

4 The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.

5 Credit ratings pertain only to the securities in the portfolio and do not protect fund shares against market risk.

6 Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

7 The 30-day yield is calculated by dividing the net investment income per share for the 30 days ended on the date of calculation by the maximum offering price per share on that date. The figure is compounded and annualized. In the absence of temporary expense waivers or reimbursements, the 30-day SEC yield would have been 4.14%.

WESMARK GOVERNMENT BOND FUND

Growth of $10,000 invested in WesMark Government Bond Fund

The graph below illustrates the hypothetical investment of $10,000* in the WesMark Government Bond Fund (the “Fund”) from January 31, 1999 to January 31, 2009 compared to the Barclays Capital Intermediate Government/Credit Index (“BCIGCI”),** the Lipper Intermediate Government Funds Average (“LIGFA”),*** and the Lipper Intermediate Investment Grade Debt Funds Average (“LIIGDFA”).***

AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED JANUARY 31, 2009

1 Year	4.70%
5 Years	3.97%
10 Years	4.38%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after-tax returns call 1-800-864-1013. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The BCIGCI, LIGFA and LIIGDFA have been adjusted to reflect reinvestment of dividends on securities in the index and averages.

** The BCIGCI is an unmanaged market value weighted performance index for government and corporate fixed-rate debt issues with maturities between one and ten years. BCIGCI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

*** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges. It is not possible to invest directly in an average.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

The WesMark West Virginia Municipal Bond Fund had a total return of negative 0.12% for the fiscal year reporting period ended January 31, 2009. The fund’s peer benchmark, the Lipper Intermediate Municipal Debt Fund Index1 and the Barclay Municipal 5 Year Index (BC5GO)2 returned 0.06% and 6.36%, respectively. The Fund ended the period ranked in the first quartile, 14th percentile in the Lipper Municipal Debt Fund’s Performance Report ranking 20 out of 148 for the 1-year time period ended January 31, 2009, based on total returns.3 The duration4 of the Fund was increased from 4.35 years to 5.90 years. The dividend for the year increased 2.9% to $0.35 compared to the prior fiscal year reporting period. Approximately 99.8% of the dividend was derived from West Virginia municipal securities and was exempt from federal and state income tax for West Virginia residents. The portfolio did not contain any securities subject to the alternative minimum tax.5 The weighted average credit quality of the securities within the Fund was AA, which was the same as the fund’s last fiscal year. At the end of the reporting period 89.77% of the portfolio was rated BBB or higher with 23.16% rated AAA, down from 73.75% AAA in the prior year previously as a result of the downgrade of the municipal bond insurers.6

The U.S. and other economies worldwide have entered into a recession. The Federal Open Market Committee reduced the target range for the federal funds rate to 0 to ¼%. This resulted in a steepening of the yield curve.7 The spread between the 2-year U.S. Treasury and the 30-year widened during the period from 220 basis points to 266 basis points. The corresponding municipal yield curve steepened with spreads widening from 207 basis points to 381 basis points. Municipals were inexpensive as compared to U.S. Treasuries as the relative yield of a 10-year municipal security represents approximately 115% of the corresponding yield on a 10-year U.S. Treasury security. Therefore, during the reporting period, the duration of the portfolio was extended.

Fund management continued to place increased emphasis on the underlying credit rating of the issues rather than the credit enhancing insurance. The Fund did not contain any Auction Rate Demand Notes.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.wesmarkfunds.com or call 1-800-864-1013.

1 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. They do not reflect sales charges. It is not possible to invest directly in an average.

2 The BC5GO is an unmanaged market index which measures total return performance for the municipal bond market on municipal bonds with maturities of five years. Investments cannot be made directly in an index.

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

3 For the 5- and 10-year time periods ended January 31, 2009 the fund ranked 54 out of 133 funds and 40 out of 114 funds respectively. Past performance is no guarantee of future results. Lipper rankings are based on total return and do not take sales charges into account.

4 Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

5 In the future, income may be subject to the federal alternative minimum tax.

6 Credit ratings pertain only to the securities in the portfolio and do not protect fund shares against market risk.

7 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

Growth of $10,000 invested in WesMark West Virginia Municipal Bond Fund

The graph below illustrates the hypothetical investment of $10,000* in the WesMark West Virginia Municipal Bond Fund (the “Fund”) from January 31, 1999 to January 31, 2009, compared to the Barclays Capital 5 Year G.O. Bond Index (“BC5GO”)** and the Lipper Intermediate Municipal Debt Funds Average (“LIMDFA”).***

AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED JANUARY 31, 2009

1 Year	(0.12)%
5 Years	2.19%
10 Years	3.39%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after-tax returns call 1-800-864-1013. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The BC5GO and the LIMDFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

** The BC5GO is an unmanaged market index which measures total return performance for the municipal bond market on municipal bonds with maturities of five years. The BC5GO is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

*** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges. It is not possible to invest directly in an average.

WESMARK FUNDS
SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

January 31, 2009

As a shareholder of a Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period[1]

Actual

WesMark Small Company Growth Fund	$1,000	$624.70	$5.80

WesMark Growth Fund	$1,000	$669.60	$5.29

WesMark Balanced Fund	$1,000	$807.70	$6.73

WesMark Government Bond Fund	$1,000	$1,047.10	$5.76

WesMark West Virginia Municipal Bond Fund	$1,000	$1,008.20	$5.70

Hypothetical (assuming a 5% return before expenses)

WesMark Small Company Growth Fund	$1,000	$1,018.00	$7.20

WesMark Growth Fund	$1,000	$1,018.80	$6.39

WesMark Balanced Fund	$1,000	$1,017.70	$7.51

WesMark Government Bond Fund	$1,000	$1,019.51	$5.69

WesMark West Virginia Municipal Bond Fund	$1,000	$1,019.46	$5.74

(1) Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

WesMark Small Company Growth Fund	1.42%

WesMark Growth Fund	1.26%

WesMark Balanced Fund	1.48%

WesMark Government Bond Fund	1.12%

WesMark West Virginia Municipal Bond Fund	1.13%

WESMARK SMALL COMPANY GROWTH FUND
PORTFOLIO OF INVESTMENTS SUMMARY TABLE

January 31, 2009 (unaudited)

At January 31, 2009, the fund’s industry composition(1) for its equity securities was as follows:

Industry	Percentage of Total Net Assets

Aerospace/Defense	9.7%
Machines--General Industrial	4.8%
Instruments--Control	4.7%
Electronic Components--Miscellaneous	4.4%
Building--Heavy Construction	4.2%
Business Services	3.6%
Insurance Property & Casualty	3.6%
Engineering Services	3.5%
Telecommunications Equipment	3.5%
Waste Management	3.4%
Pollution Control	3.2%
Oil Comp--Exploration & Production	3.0%
Electronic Components--Semiconductor	2.8%
Medical--Biomedical/Genetic	2.5%
Information Technology Services	2.3%
Medical Information Systems	2.3%
Retail--Convenience Store	2.2%
Retail--Miscellaneous	2.2%
Chemical--Diversified	2.1%
Retail--Auto Parts	1.9%
Retail--Apparel & Shoes	1.8%
Energy--Alternative Services	1.6%
Computer--Networks	1.4%
Food--Major Diversified	1.4%
Finance--Miscellaneous Services	1.3%
Semiconductor--Broad Line	1.3%
Medical Instruments & Supplies	1.2%
Machinery--Electrical	1.1%
Oil--U.S. Exploration & Production	1.1%
REIT--Equity	1.1%
Independent Oil & Gas	1.0%
Transportation--Equipment & Leasing	0.9%
Oil Field Services	0.8%
Oil & Gas Drilling	0.8%
Computer--Integrated Systems	0.7%
Processed & Packaged Foods	0.5%
Computer--Graphics	0.4%
Finance--Savings & Loan	0.3%
Machines--Material Handling	0.3%
Medical--Hospitals	0.3%
Medical Products & Supply	0.3%
Schools	0.3%
Computer--Storage Devices	0.2%

TOTAL EQUITY SECURITIES	90.0%

Other Securities(2)(3)	8.2%

Cash Equivalents(4)	2.0%

Other Assets and Liabilities--Net(5)	(0.2)%

TOTAL PORTFOLIO VALUE	100%

(1) Securities are assigned to an industry classification by the Fund’s adviser.

(2) See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

(3) Other Securities include commercial paper, exchange-traded funds and government agency securities.

(4) Cash Equivalents include an investment in a money market mutual fund.

(5) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

WESMARK SMALL COMPANY GROWTH FUND
PORTFOLIO OF INVESTMENTS

January 31, 2009

Shares			Value

COMMON STOCKS--90.0%
		AEROSPACE/DEFENSE--9.7%
35,000	(1)	AAR Corp.	$634,900
50,000	(1)	BE Aerospace, Inc.	483,500
25,000		Curtiss Wright Corp.	807,500
45,000	(1)	MOOG, Inc., Class A	1,348,200

		TOTAL	3,274,100

		BUILDING--HEAVY CONSTRUCTION--4.2%
65,000		Chicago Bridge & Iron Co., N.V.	731,900
10,000	(1)	Foster Wheeler Ltd.	199,700
10,000	(1)	Jacobs Engineering Group, Inc.	386,700
6,000	(1)	Layne Christensen Co.	94,680

		TOTAL	1,412,980

		BUSINESS SERVICES--3.6%
25,000		Global Payments, Inc.	867,750
30,000	(1)	Wright Express Corp.	349,800

		TOTAL	1,217,550

		CHEMICALS--DIVERSIFIED--2.1%
20,000		Airgas, Inc.	706,200

		COMPUTER--INTEGRATED SYSTEMS--0.7%
10,000		Diebold, Inc.	247,800

		COMPUTER--GRAPHICS--0.4%
15,000	(1)	NVIDIA Corp.	119,250

		COMPUTER--NETWORKS--1.4%
45,000	(1)	Riverbed Technology, Inc.	456,750

		COMPUTER--STORAGE DEVICES--0.2%
5,000	(1)	Sandisk Corp.	57,150

		ELECTRONIC COMPONENTS-- MISCELLANEOUS--4.4%
30,000	(1)	AZZ, Inc.	672,000
10,000	(1)	American Superconductor Corp.	161,800
25,000	(1)	Greatbatch Technologies, Inc.	582,500
15,000	(1)	SRS Labs, Inc.	76,950

		TOTAL	1,493,250

COMMON STOCKS--(Continued)
		ELECTRONIC COMPONENTS-- SEMICONDUCTOR--2.8%
10,000		Altera Corp.	$153,800
15,000	(1)	Marvell Technology Group Ltd.	109,350
140,000	(1)	PMC-Sierra, Inc.	681,800

		TOTAL	944,950

		ENERGY--ALTERNATIVE SERVICES--1.6%
5,485	(1)	SunPower Corp.	144,914
12,000	(1)	SunPower Corp., Class A	402,720

		TOTAL	547,634

		ENGINEERING SERVICES--3.5%
35,000	(1)	URS Corp.	1,191,750

		FINANCE--MISCELLANEOUS SERVICES--1.3%
20,000	(1)	NASDAQ Stock Market, Inc.	436,400

		FINANCE--SAVINGS & LOAN--0.3%
10,000		Hudson City Bancorp, Inc.	116,000

		FOOD--MAJOR DIVERSIFIED--1.4%
30,000	(1)	United Natural Foods, Inc.	466,200

		INDEPENDENT OIL & GAS--1.0%
40,000		El Paso Corp.	327,200

		INFORMATION TECHNOLOGY SERVICES--2.3%
32,500	(1)	Synaptics, Inc.	766,025

		INSTRUMENTS--CONTROL--4.7%
12,000	(1)	Comverge, Inc.	55,080
20,000		Roper Industries, Inc.	822,800
35,000		Woodward Governor Co.	719,950

		TOTAL	1,597,830

		INSURANCE PROPERTY & CASUALTY--3.6%
3,000	(1)	Arch Capital Group Ltd.	180,450
20,000	(1)	Hallmark Financial Services, Inc.	154,800
17,000	(1)	Navigators Group, Inc.	872,780

		TOTAL	1,208,030

		MACHINERY--ELECTRICAL--1.1%
15,000	(1)	Powell Industries, Inc.	358,200

COMMON STOCKS--(Continued)
		MACHINES--GENERAL INDUSTRIAL--4.8%
40,000	(1)	Dresser-Rand Group, Inc.	$779,200
20,000		Kaman Corp., Class A	381,800
30,000		Sun Hydraulics Corp.	462,000

		TOTAL	1,623,000

		MACHINES--MATERIAL HANDLING--0.3%
5,000		Cascade Corp.	114,450

		MEDICAL INFORMATION SYSTEMS--2.3%
12,000	(1)	Cerner Corp.	404,640
10,000		Quality Systems, Inc.	372,800

		TOTAL	777,440

		MEDICAL INSTRUMENTS & SUPPLIES--1.2%
20,000	(1)	Mindray Medical International Ltd., ADR	413,200

		MEDICAL PRODUCTS & SUPPLY--0.3%
4,000		Life Technologies, Inc.	101,840

		MEDICAL--BIOMEDICAL/GENETIC--2.5%
50,000	(1)	Qiagen N.V.	857,500

		MEDICAL--HOSPITALS--0.3%
2,000	(1)	Stericycle, Inc.	97,840

		OIL & GAS DRILLING--0.8%
125,000	(1)	Parker Drilling Co.	265,000

		OIL COMP--EXPLORATION & PRODUCTION--3.0%
35,000		Cimarex Energy Co.	869,400
22,000	(1)	Quicksilver Resources, Inc.	152,460

		TOTAL	1,021,860

		OIL FIELD SERVICES--0.8%
4,000	(1)	Core Laboratories N.V.	268,760

		OIL--U.S. EXPLORATION & PRODUCTION--1.1%
55,000	(1)	Sandridge Energy, Inc.	366,300

		POLLUTION CONTROL--3.2%
20,000	(1)	Clean Harbors, Inc.	1,070,200

		PROCESSED & PACKAGED FOODS--0.5%
7,000		Corn Products International, Inc.	162,050

COMMON STOCKS--(Continued)
		REIT--EQUITY--1.1%
40,000		Duke Realty Corp.	$368,400

		RETAIL--APPAREL & SHOES--1.8%
25,000		American Eagle Outfitters, Inc.	225,250
30,000	(1)	Iconix Brand Group, Inc.	248,100
5,000		Ross Stores, Inc.	147,100

		TOTAL	620,450

		RETAIL--AUTO PARTS--1.9%
20,000		Advance Auto Parts, Inc.	654,600

		RETAIL--CONVENIENCE STORE--2.2%
35,000		Casey’s General Stores, Inc.	743,750

		RETAIL--MISCELLANEOUS--2.2%
40,000		PetSmart, Inc.	750,800

		SCHOOLS--0.3%
2,000		DeVRY, Inc.	107,160

		SEMICONDUCTOR--BROAD LINE--1.3%
100,000	(1)	Cypress Semiconductor Corp.	451,000

		TELECOMMUNICATIONS EQUIPMENT--3.5%
27,000		Harris Corp.	1,168,830

		TRANSPORTATION--EQUIPMENT & LEASING--0.9%
10,000		Wabtec Corp.	299,300

		WASTE MANAGEMENT--3.4%
40,000	(1)	Waste Connections, Inc.	1,160,800

TOTAL COMMON STOCKS (identified cost $38,976,601)			30,409,779

Principal Amount or Shares			Value

(2)(3)COMMERCIAL PAPER--4.4%
		OIL--U.S. EXPLORATION & PRODUCTION--4.4%
$1,500,000		Chevron Funding Corp, 0.23%, 2/11/2009 (at amortized cost)	$1,499,904

EXCHANGE-TRADED FUNDS--2.3%
10,000		iShares Russell 2000 Growth Index Fund	472,200
10,000		iShares Russell Midcap Growth Index Fund	299,000

TOTAL EXCHANGE-TRADED FUNDS (identified cost $1,126,065)			771,200

GOVERNMENT AGENCY SECURITIES--1.5%
		FEDERAL HOME LOAN BANK--1.5%
500,000		Federal Home Loan Bank System, Discount Bond, 0.15%, 2/17/2009 (at amortized cost)	499,967

MUTUAL FUND--2.0%
682,776	(4)(5)	Prime Obligations Fund, Institutional Shares, 1.33% (at net asset value)	682,776

TOTAL INVESTMENTS--100.2% (identified cost $42,785,313)(6)			33,863,626

(7)OTHER ASSETS AND LIABILITIES--NET--(0.2)%			(55,221)

TOTAL NET ASSETS--100%			$33,808,405

(1) Non-income producing security.

(2) Each issue shows the rate of discount at time of purchase.

(3) Reflects potential extension period.

(4) Affiliated company.

(5) 7-Day net yield.

(6) The cost of investments for federal tax purposes amounts to $43,224,230.

(7) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices and Investments in Mutual Funds	$ 31,863,755
Level 2 - Other Significant Observable Inputs	1,999,871
Level 3 - Significant Unobservable Inputs	--

TOTAL	$ 33,863,626

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
REIT	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

WESMARK GROWTH FUND
PORTFOLIO OF INVESTMENTS SUMMARY TABLE

January 31, 2009 (unaudited)

At January 31, 2009, the fund’s industry composition(1) for its equity securities was as follows:

Industry	Percentage of Total Net Assets

Restaurants	5.4%
Computers--Mainframe	4.2%
Machinery--Electrical	3.2%
Oil--Integrated	3.1%
Retail Discount	3.0%
Computer Software	2.9%
Computers	2.9%
Independent Oil & Gas	2.7%
Telecommunications Equipment	2.7%
Chemicals--Diversified	2.6%
Aerospace/Defense	2.4%
Machinery--Farm	2.4%
Networking Products	2.4%
Building--Heavy Construction	2.2%
Medical--Generic Drug	2.2%
Insurance Property & Casualty	1.9%
Utility--Telephone	1.9%
Business Services	1.8%
Instruments--Control	1.7%
Diversified Operations	1.6%
Health Care Information Services	1.6%
Oil Field Services	1.6%
Finance--Miscellaneous Services	1.5%
Food--Miscellaneous/Diversified	1.5%
Machines--General Industrial	1.5%
Asset Management	1.4%
Instruments--Scientific	1.4%
Banks--Major Regional	1.3%
Electronic Components	1.3%
Electronic Components--Semiconductor	1.3%
Medical--Information Systems	1.3%
REIT--Mortgage	1.3%
Cosmetics & Toiletries	1.2%
Engineering Services	1.2%
Steel--Producers	1.1%
Medical Products & Supply	1.0%
Oil Refining & Marketing	1.0%
Retail--Drug Store	1.0%
Beverages--Soft	0.9%
Medical--Biomedical/Genetic	0.9%
Mining--Miscellaneous	0.9%
Retail--Miscellaneous	0.9%
Oil Field--Machinery & Equipment	0.8%
Drugs & Health Care	0.7%
Internet Software & Services	0.7%
Cable Television	0.6%
Finance--Investment Banker/Broker	0.6%
Food--Canned	0.6%
Medical/Dental--Supplies	0.6%
Medical--Drugs	0.6%
Oil & Gas Drilling	0.6%
Banks--Foreign	0.5%
Beverages/Alcohol	0.5%
Computer--Integrated Systems	0.5%
Processed & Packaged Foods	0.5%
REIT--Equity	0.5%
Waste Management	0.5%
Energy--Alternative Services	0.4%
Medical Instruments & Supplies	0.4%
Transportation--Rail	0.4%
Utility--Electric Power	0.4%
Hotels & Motels	0.3%
Money Center Banks	0.2%
Retail--Apparel & Shoes	0.1%

TOTAL EQUITY SECURITIES	91.3%

Other Securities(2)(3)	8.0%

Cash Equivalents(4)	1.7%

Other Assets and Liabilities--Net(5)	(1.0)%

TOTAL PORTFOLIO VALUE	100%

(1) Securities are assigned to an industry classification by the Fund’s adviser.

(2) See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

(3) Other Securities include commercial paper and an exchange-traded fund.

(4) Cash Equivalents include an investment in a money market mutual fund.

(5) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

WESMARK GROWTH FUND
PORTFOLIO OF INVESTMENTS

January 31, 2009

Shares			Value

COMMON STOCKS--91.3%
		AEROSPACE/DEFENSE--2.4%
50,000		Curtiss Wright Corp.	$1,615,000
85,000	(1)	MOOG, Inc., Class A	2,546,600

		TOTAL	4,161,600

		ASSET MANAGEMENT--1.4%
50,000		Franklin Resources, Inc.	2,421,000

		BANKS--FOREIGN--0.5%
25,000		Toronto Dominion Bank	806,750

		BANKS--MAJOR REGIONAL--1.3%
90,000		Bank of New York Mellon Corp.	2,316,600

		BEVERAGES--SOFT--0.9%
35,000		Coca-Cola Co.	1,495,200

		BEVERAGES/ALCOHOL--0.5%
20,000		Molson Coors Brewing Co., Class B	805,400

		BUILDING--HEAVY CONSTRUCTION--2.2%
150,000		Chicago Bridge & Iron Co., N.V.	1,689,000
55,000	(1)	Jacobs Engineering Group, Inc.	2,126,850

		TOTAL	3,815,850

		BUSINESS SERVICES--1.8%
100,000		Accenture Ltd.	3,156,000

		CABLE TELEVISION--0.6%
50,000	(1)	DIRECTV Group, Inc.	1,095,000

		CHEMICALS--DIVERSIFIED--2.6%
55,000		Air Products & Chemicals, Inc.	2,766,500
50,000		Airgas, Inc.	1,765,500

		TOTAL	4,532,000

		COMPUTER--INTEGRATED SYSTEMS--0.5%
35,000		Diebold, Inc.	867,300

		COMPUTER SOFTWARE--2.9%
300,000	(1)	Oracle Corp.	5,049,000

COMMON STOCKS--(Continued)
		COMPUTERS--2.9%
55,000	(1)	Apple, Inc.	$4,957,150

		COMPUTERS--MAINFRAME--4.2%
80,000		IBM Corp.	7,332,000

		COSMETICS & TOILETRIES--1.2%
100,000		Avon Products, Inc.	2,045,000

		DIVERSIFIED OPERATIONS--1.6%
225,000		General Electric Co.	2,729,250

		DRUGS & HEALTH CARE--0.7%
40,000		Merck & Co., Inc.	1,142,000

		ELECTRONIC COMPONENTS--1.3%
55,000	(1)	Broadcom Corp.	871,750
125,000	(1)	EMC Corp. Mass	1,380,000

		TOTAL	2,251,750

		ELECTRONIC COMPONENTS-- SEMICONDUCTOR--1.3%
175,000	(1)	Marvell Technology Group Ltd.	1,275,750
200,000	(1)	PMC-Sierra, Inc.	974,000

		TOTAL	2,249,750

		ENERGY--ALTERNATIVE SERVICES--0.4%
20,000	(1)	SunPower Corp., Class A	671,200

		ENGINEERING SERVICES--1.2%
60,000	(1)	URS Corp.	2,043,000

		FINANCE--INVESTMENT BANKER/ BROKER--0.6%
85,000	(1)	TD Ameritrade Holding Corp.	955,400

		FINANCE--MISCELLANEOUS SERVICES--1.5%
7,000		CME Group, Inc.	1,217,370
60,000	(1)	NASDAQ Stock Market, Inc.	1,309,200

		TOTAL	2,526,570

		FOOD--CANNED--0.6%
30,000		H.J. Heinz Co.	1,095,000

		FOOD--MISCELLANEOUS/DIVERSIFIED--1.5%
75,000		Nestle SA, ADR	2,583,750

COMMON STOCKS--(Continued)
		HEALTH CARE INFORMATION SERVICES--1.6%
60,000	(1)	Medco Health Solutions, Inc.	$2,695,800

		HOTELS & MOTELS--0.3%
40,000		Starwood Hotels & Resorts Worldwide, Inc.	604,800

		INDEPENDENT OIL & GAS--2.7%
200,000		El Paso Corp.	1,636,000
80,000		XTO Energy, Inc.	2,967,200

		TOTAL	4,603,200

		INSTRUMENTS--SCIENTIFIC--1.4%
65,000	(1)	Waters Corp.	2,351,050

		INSTRUMENTS--CONTROL--1.7%
60,000		Honeywell International, Inc.	1,968,600
50,000		Woodward Governor Co.	1,028,500

		TOTAL	2,997,100

		INSURANCE PROPERTY & CASUALTY--1.9%
50,000		Ace Ltd.	2,183,000
25,000		Chubb Corp.	1,064,500

		TOTAL	3,247,500

		INTERNET SOFTWARE & SERVICES--0.7%
3,700	(1)	Google Inc.	1,252,561

		MACHINERY--ELECTRICAL--3.2%
170,000		Emerson Electric Co.	5,559,000

		MACHINERY--FARM--2.4%
120,000		Deere & Co.	4,168,800

		MACHINES--GENERAL INDUSTRIAL--1.5%
60,000	(1)	Dresser-Rand Group, Inc.	1,168,800
45,000		Nordson Corp.	1,359,450

		TOTAL	2,528,250

		MEDICAL--DRUGS--0.6%
20,000		Abbott Laboratories	1,108,800

		MEDICAL INFORMATION SYSTEMS--1.3%
40,000	(1)	Cerner Corp.	1,348,800
25,000		Quality Systems, Inc.	932,000

		TOTAL	2,280,800

COMMON STOCKS--(Continued)
		MEDICAL INSTRUMENTS & SUPPLIES--0.4%
30,000	(1)	Mindray Medical International Ltd., ADR	$619,800

		MEDICAL PRODUCTS & SUPPLY--1.0%
30,000		Baxter International, Inc.	1,759,500

		MEDICAL--BIOMEDICAL/GENETIC--0.9%
15,000	(1)	Genzyme Corp.	1,033,800
35,000	(1)	Qiagen NV	600,250

		TOTAL	1,634,050

		MEDICAL--GENERIC DRUG--2.2%
150,000		Bristol-Myers Squibb Co.	3,211,500
15,000		Teva Pharmaceutical Industries Ltd., ADR	621,750

		TOTAL	3,833,250

		MEDICAL/DENTAL--SUPPLIES--0.6%
25,000		Covidien Ltd.	958,500

		MINING--MISCELLANEOUS--0.9%
65,000		Peabody Energy Corp.	1,625,000

		MONEY CENTER BANKS--0.2%
100,000		Citigroup, Inc.	355,000

		NETWORKING PRODUCTS--2.4%
275,000	(1)	Cisco Systems, Inc.	4,116,750

		OIL & GAS DRILLING--0.6%
35,000		ENSCO International, Inc.	957,600

		OIL FIELD SERVICES--1.6%
165,000		Halliburton Co.	2,846,250

		OIL FIELD--MACHINERY & EQUIPMENT--0.8%
125,000	(1)	Weatherford International Ltd.	1,378,750

		OIL REFINING & MARKETING--1.0%
20,000		ConocoPhillips	950,600
30,000		Valero Energy Corp.	723,600

		TOTAL	1,674,200

		OIL--INTEGRATED--3.1%
100,000		Occidental Petroleum Corp.	5,455,000

		PROCESSED & PACKAGED FOODS--0.5%
40,000		Corn Products International, Inc.	926,000

COMMON STOCKS--(Continued)
		REIT--EQUITY--0.5%
100,000		Duke Realty Corp.	$921,000

		REIT--MORTGAGE--1.3%
150,000		Annaly Capital Management, Inc.	2,271,000

		RESTAURANTS--5.4%
160,000		McDonald’s Corp.	9,283,200

		RETAIL DISCOUNT--3.0%
110,000		Wal-Mart Stores, Inc.	5,183,200

		RETAIL--APPAREL & SHOES--0.1%
25,000		American Eagle Outfitters, Inc.	225,250

		RETAIL--DRUG STORE--1.0%
65,000		CVS Caremark Corp.	1,747,200

		RETAIL--MISCELLANEOUS--0.9%
85,000		PetSmart, Inc.	1,595,450

		STEEL--PRODUCERS--1.1%
45,000		Nucor Corp.	1,835,550

		TELECOMMUNICATIONS EQUIPMENT--2.7%
110,000		Harris Corp.	4,761,900

		TRANSPORTATION--RAIL--0.4%
10,000		Burlington Northern Santa Fe Corp.	662,500

		UTILITY--ELECTRIC POWER--0.4%
35,000		MDU Resources Group, Inc.	696,150

		UTILITY--TELEPHONE--1.9%
135,000		AT&T, Inc.	3,323,700

		WASTE MANAGEMENT--0.5%
30,000	(1)	Waste Connections, Inc.	870,600

TOTAL COMMON STOCKS (identified cost $207,872,818)			158,017,531

Principal Amount or Shares			Value

(2)(3)COMMERCIAL PAPER--7.5%
		DIVERSIFIED FINANCIAL SERVICES--4.6%
$8,000,000		General Electric Capital Co., CP, 0.10%, 2/4/2009	$7,999,933

		RETAIL--MISCELLANEOUS--2.9%
5,000,000		American Express Credit Co., CP, 0.20%, 2/13/2009	4,999,667

TOTAL COMMERCIAL PAPER (at amortized cost)			12,999,600

EXCHANGE-TRADED FUND--0.5%
30,000	(1)	PowerShares QQQ NASDAQ 100 Shares (identified cost $1,411,050)	871,800

MUTUAL FUND--1.7%
2,993,970	(4)(5)	Prime Obligations Fund, Institutional Shares, 1.33% (at net asset value)	2,993,970

TOTAL INVESTMENTS--101.0% (identified cost $225,277,438)(6)			174,882,901

(7)OTHER ASSETS AND LIABILITIES--NET--(1.0)%			(1,740,728)

TOTAL NET ASSETS--100%			$173,142,173

(1) Non-income producing security.

(2) Each issue shows the rate of discount at time of purchase.

(3) Reflects potential extension period.

(4) Affiliated company.

(5) 7-Day net yield.

(6) Also represents cost for federal tax purposes.

(7) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices and Investments in Mutual Funds	$ 161,883,301
Level 2 - Other Significant Observable Inputs	12,999,600
Level 3 - Significant Unobservable Inputs	--

TOTAL	$ 174,882,901

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
REIT	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

WESMARK BALANCED FUND
PORTFOLIO OF INVESTMENTS SUMMARY TABLE

January 31, 2009 (unaudited)

At January 31, 2009, the fund’s portfolio composition(1) was as follows:

Percentage of Total Net Assets

Equity Securities	55.3%
Mortgage-Backed Securities	17.2%
Corporate Debt Securities	14.6%
Collateralized Mortgage Obligations	4.7%
Government Agency Securities	2.5%
Other Securities(2)	3.1%
Cash Equivalents(3)	3.2%
Other Assets and Liabilities--Net(4)	(0.6)%

TOTAL PORTFOLIO VALUE	100%

(1) See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

(2) Other Securities include exchange-traded funds.

(3) Cash Equivalents include an investment in a money market mutual fund.

(4) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

WESMARK BALANCED FUND
PORTFOLIO OF INVESTMENTS

January 31, 2009

Shares			Value

COMMON STOCKS--53.8%
		AEROSPACE/DEFENSE--1.3%
5,000	(1)	BE Aerospace, Inc.	$48,350
10,000		Curtiss Wright Corp.	323,000
6,000	(1)	MOOG, Inc., Class A	179,760

		TOTAL	551,110

		ASSET MANAGEMENT--0.7%
6,000		Franklin Resources, Inc.	290,520

		BANKS--FOREIGN--0.5%
6,000		Toronto Dominion Bank	193,620

		BANKS--MAJOR REGIONAL--1.4%
15,000		Bank of New York Mellon Corp.	386,100
3,000		PNC Financial Services Group	97,560
7,000		Wells Fargo & Co.	132,300

		TOTAL	615,960

		BEVERAGES--SOFT--1.2%
12,000		Coca-Cola Co.	512,640

		BIOTECHNOLOGY--0.5%
4,000	(1)	Celgene Corp.	211,800

		BUILDING--HEAVY CONSTRUCTION--2.2%
20,000		Chicago Bridge & Iron Co., N.V.	225,200
20,000	(1)	Foster Wheeler Ltd.	399,400
8,000	(1)	Jacobs Engineering Group, Inc.	309,360

		TOTAL	933,960

		BUSINESS SERVICES--0.5%
7,000		Accenture Ltd.	220,920

		CHEMICALS--DIVERSIFIED--1.8%
10,000		Air Products & Chemicals, Inc.	503,000
7,700		Airgas, Inc.	271,887

		TOTAL	774,887

		CLEANING PRODUCTS--0.9%
7,000		Procter & Gamble Co.	381,500

Shares			Value

COMMON STOCKS--(Continued)
		COMPUTER SOFTWARE--1.4%
35,000	(1)	Oracle Corp.	$589,050

		COMPUTERS--1.0%
4,500	(1)	Apple, Inc.	405,585

		COMPUTERS--MAINFRAME--1.9%
9,000		IBM Corp.	824,850

		COMPUTERS--MINI--0.7%
8,000		Hewlett-Packard Co.	278,000

		DIVERSIFIED OPERATIONS--1.0%
25,000		General Electric Co.	303,250
12,000		Textron Inc.	108,360

		TOTAL	411,610

		ELECTRONIC COMPONENTS-- MISCELLANEOUS--0.2%
3,000	(1)	AZZ, Inc.	67,200

		ELECTRONIC COMPONENTS-- SEMICONDUCTOR--0.3%
15,000	(1)	Marvell Technology Group Ltd.	109,350

		ENERGY--ALTERNATIVE SERVICES--0.4%
5,500	(1)	SunPower Corp., Class A	184,580

		ENGINEERING SERVICES--1.2%
5,000		Fluor Corp.	194,500
9,000	(1)	URS Corp.	306,450

		TOTAL	500,950

		FINANCE--MISCELLANEOUS SERVICES--0.5%
10,000	(1)	NASDAQ Stock Market, Inc.	218,200

		FOOD--MAJOR DIVERSIFIED--1.2%
16,000		ConAgra Foods, Inc.	273,600
5,000		Kellogg Co.	218,450

		TOTAL	492,050

		FOOD--CANNED--0.9%
10,000		H.J. Heinz Co.	365,000

		HEALTH CARE INFORMATION SERVICES--0.5%
5,000	(1)	Medco Health Solutions, Inc.	224,650

Shares			Value

COMMON STOCKS--(Continued)
		INDEPENDENT OIL & GAS--1.4%
18,000		El Paso Corp.	$147,240
12,000		XTO Energy, Inc.	445,080

		TOTAL	592,320

		INSTRUMENTS--CONTROL--1.4%
10,000		Honeywell International, Inc.	328,100
7,000		Roper Industries, Inc.	287,980

		TOTAL	616,080

		INSURANCE PROPERTY & CASUALTY--0.7%
7,000		Ace Ltd.	305,620

		INTERNET SOFTWARE & SERVICES--0.8%
1,000	(1)	Google Inc.	338,530

		MACHINERY--ELECTRICAL--0.6%
8,000		Emerson Electric Co.	261,600

		MACHINERY--FARM--0.5%
6,000		Deere & Co.	208,440

		MACHINES--GENERAL INDUSTRIAL--0.4%
7,000		Cooper Industries Ltd., Class A	188,370

		MEDICAL--DRUGS--1.6%
5,000		Abbott Laboratories	277,200
4,000		Allergan, Inc.	152,480
6,000		Wyeth	257,820

		TOTAL	687,500

		MEDICAL INFORMATION SYSTEMS--0.6%
7,000	(1)	Cerner Corp.	236,040

		MEDICAL PRODUCTS & SUPPLY--1.6%
4,500		Baxter International, Inc.	263,925
7,000		Johnson & Johnson	403,830

		TOTAL	667,755

		MEDICAL--GENERIC DRUG--1.6%
18,000		Bristol-Myers Squibb Co.	385,380
7,000		Teva Pharmaceutical Industries Ltd., ADR	290,150

		TOTAL	675,530

Shares			Value

COMMON STOCKS--(Continued)
		MINING--MISCELLANEOUS--0.6%
10,000		Peabody Energy Corp.	$250,000

		MONEY CENTER BANKS--0.8%
20,000		Citigroup, Inc.	71,000
10,000		J.P. Morgan Chase & Co.	255,100

		TOTAL	326,100

		NETWORKING PRODUCTS--1.4%
40,000	(1)	Cisco Systems, Inc.	598,800

		OIL & GAS DRILLING--0.5%
8,000		ENSCO International, Inc.	218,880

		OIL FIELD SERVICES--0.5%
12,000		Halliburton Co.	207,000

		OIL FIELD--MACHINERY & EQUIPMENT--0.9%
9,000	(1)	National-Oilwell, Inc.	237,960
15,000	(1)	Weatherford International Ltd.	165,450

		TOTAL	403,410

		OIL REFINING & MARKETING--2.0%
12,000		ConocoPhillips	570,360
12,000		Valero Energy Corp.	289,440

		TOTAL	859,800

		OIL--INTEGRATED--1.3%
10,000		Occidental Petroleum Corp.	545,500

		OIL--U.S. EXPLORATION & PRODUCTION--0.8%
3,000		Apache Corp.	225,000
15,000	(1)	Sandridge Energy, Inc.	99,900

		TOTAL	324,900

		REIT--MORTGAGE--0.5%
15,000		Annaly Capital Management, Inc.	227,100

		RESTAURANTS--1.4%
10,000		McDonald’s Corp.	580,200

		RETAIL DISCOUNT--1.9%
15,000		TJX Cos., Inc.	291,300
11,000		Wal-Mart Stores, Inc.	518,320

		TOTAL	809,620

Shares			Value

COMMON STOCKS--(Continued)
		RETAIL--DRUG STORE--0.3%
5,000		CVS Caremark Corp.	$134,400

		RETAIL--MISCELLANEOUS--0.4%
10,000		PetSmart, Inc.	187,700

		RETAIL--REGIONAL DEPARTMENT--1.1%
12,500	(1)	Kohl’s Corp.	458,875

		SEMICONDUCTOR--BROAD LINE--0.9%
10,000	(1)	Cypress Semiconductor Corp.	45,100
25,000		Intel Corp.	322,500

		TOTAL	367,600

		STEEL--PRODUCERS--1.1%
11,000		Nucor Corp.	448,690

		STEEL--SPECIALTY--0.4%
7,000		Allegheny Technologies, Inc.	154,630

		TELECOMMUNICATIONS EQUIPMENT--1.0%
10,000		Harris Corp.	432,900

		TOBACCO--0.4%
5,000		Philip Morris International, Inc.	185,750

		UTILITY--ELECTRIC POWER--1.0%
2,200		Entergy Corp.	167,992
13,000		MDU Resources Group, Inc.	258,570

		TOTAL	426,562

		UTILITY--TELEPHONE--1.2%
20,000		AT&T, Inc.	492,400

TOTAL COMMON STOCKS (identified cost $29,653,539)			22,776,594

EXCHANGE-TRADED FUNDS--3.1%
15,000		Vanguard Emerging Market ETF	323,700
14,000		iShares MSCI EAFE Index Fund	541,800
14,000		iShares Russell Midcap Growth Index Fund	418,600

TOTAL EXCHANGE-TRADED FUNDS (identified cost $1,921,431)			1,284,100

Shares or Principal Amount			Value

PREFERRED STOCKS--1.5%
		BANKS--MAJOR REGIONAL--0.8%
10,000		Bank of America Corp., Pfd., $1.81, Annual Dividend	$119,000
10,000		PNC Capital Trust, Pfd., $1.94, Annual Dividend	223,100

		TOTAL	342,100

		DIVERSIFIED FINANCIAL SERVICES--0.5%
10,000		General Electric Capital Corp., Pfd., $1.47 Annual Dividend	210,000

		MONEY CENTER BANKS--0.2%
10,000		Citigroup, Inc., Pfd., $2.03 Annual Dividend	93,000

TOTAL PREFERRED STOCKS (identified cost $1,030,086)			645,100

COLLATERALIZED MORTGAGE OBLIGATIONS--4.7%
		FEDERAL HOME LOAN MORTGAGE CORP.--2.0%
$535,295		Federal Home Loan Mortgage Corp., Series 3042, Class DH, 5.00%, 4/15/2024	543,776
316,569		Federal Home Loan Mortgage Corp., Series 3282, Class JE, 5.50%, 1/15/2026	317,359

		TOTAL	861,135

		FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.7%
758,371		Federal National Mortgage Association, Series 2003-5, Class EL, 5.00%, 8/25/2022	770,407
352,212		Federal National Mortgage Association, Series 2003-58, Class AP, 4.50%, 2/25/2027	354,449

		TOTAL	1,124,856

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (identified cost $1,956,020)			1,985,991

CORPORATE BONDS--14.6%
		BEVERAGES/ALCOHOL--2.1%
1,000,000		Anheuser-Busch Cos., Inc., Sr. Note, 5.60%, 3/1/2017	901,643

		COMPUTERS--MAINFRAME--1.4%
500,000		IBM Corp., 7.625%, 10/15/2018	600,287

		COMPUTERS--MINI--1.3%
500,000		Hewlett-Packard Co., 6.125%, 3/1/2014	551,281

Principal Amount			Value

CORPORATE BONDS--(Continued)
		DIVERSIFIED FINANCIAL SERVICES--1.2%
$500,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 5.20%, 2/1/2011	$510,563

		INDEPENDENT OIL & GAS--1.3%
605,000		XTO Energy, Inc., 5.00%, 1/31/2015	558,889

		NETWORKING PRODUCTS--2.5%
1,000,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	1,072,696

		RETAIL DISCOUNT--1.2%
500,000		Target Corp., Sr. Unsecd. Note, 5.375%, 5/1/2017	482,914

		RETAIL--MISCELLANEOUS--1.3%
500,000		Staples, Inc., Sr. Unsecd. Note, 9.75%, 1/15/2014	534,700

		TELECOMMUNICATION SERVICES--1.1%
450,000		Verizon New York, Inc., Deb., Series A, 6.875%, 4/1/2012	464,790

		TRANSPORTATION--RAIL--1.2%
500,000		Union Pacific Corp., 5.45%, 1/31/2013	501,709

TOTAL CORPORATE BONDS (identified cost $5,995,547)			6,179,472

MORTGAGE-BACKED SECURITIES--17.2%
		FEDERAL HOME LOAN MORTGAGE CORP.--8.7%
958,366		Federal Home Loan Mortgage Corp., 5.500%, 8/1/2023	987,776
721,474		Federal Home Loan Mortgage Corp., 6.00%, 10/1/2022	746,523
645,574		Federal Home Loan Mortgage Corp., Pool C90984, 6.00%, 8/1/2026	668,393
60,670		Federal Home Loan Mortgage Corp., Pool E84004, 6.00%, 6/1/2016	62,810
576,616		Federal Home Loan Mortgage Corp., Pool G18048, 5.00%, 4/1/2020	592,508
587,846		Federal Home Loan Mortgage Corp., Pool G18083, 5.50%, 11/1/2020	606,804

		TOTAL	3,664,814

Principal Amount or Shares			Value

MORTGAGE-BACKED SECURITIES--(Continued)
		FEDERAL NATIONAL MORTGAGE ASSOCIATION--8.5%
$787,814		Federal National Mortgage Association, 5.50%, 10/1/2022	$812,237
1,359,765		Federal National Mortgage Association, 5.50%, 12/1/2025	1,394,864
62,784		Federal National Mortgage Association, Pool 254629, 5.00%, 2/1/2010	63,383
457,736		Federal National Mortgage Association, Pool 254831, 5.00%, 8/1/2023	466,542
850,115		Federal National Mortgage Association, Pool 256802, 5.50%, 7/1/2027	872,058

		TOTAL	3,609,084

TOTAL MORTGAGE-BACKED SECURITIES (identified cost $7,068,061)			7,273,898

GOVERNMENT AGENCY SECURITIES--2.5%
		FEDERAL HOME LOAN MORTGAGE CORP.--2.5%
1,000,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 6.00%, 7/19/2016 (identified cost $1,000,000)	1,059,716

MUTUAL FUND--3.2%
1,353,313	(2)(3)	Prime Obligations Fund, Institutional Shares, 1.33% (at net asset value)	1,353,313

TOTAL INVESTMENTS--100.6% (identified cost $49,977,997)(4)			42,558,184

(5)OTHER ASSETS AND LIABILITIES--NET--(0.6)%			(240,292)

TOTAL NET ASSETS--100%			$42,317,892

(1) Non-income producing security.

(2) Affiliated company.

(3) 7-Day net yield.

(4) Also represents cost for federal tax purposes.

(5) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices and Investments in Mutual Funds	$ 26,059,107
Level 2 - Other Significant Observable Inputs	16,499,077
Level 3 - Significant Unobservable Inputs	--

TOTAL	$ 42,558,184

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
ETF	--Exchange Traded Fund
REIT	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

WESMARK GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS SUMMARY TABLE

January 31, 2009 (unaudited)

At January 31, 2009, the fund’s portfolio composition(1) was as follows:

Percentage of Total Net Assets

Mortgage-Backed Securities	73.8%
Collateralized Mortgage Obligations	21.8%
Government Agency Securities	4.0%
Cash Equivalents(2)	0.3%
Other Assets and Liabilities--Net(3)	0.1%

TOTAL	100%

(1) See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

(2) Cash Equivalents include an investment in a money market mutual fund.

(3) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

WESMARK GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS

January 31, 2009

Principal Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS--21.8%
		FEDERAL HOME LOAN MORTGAGE CORP.--20.2%
$3,210,031		Federal Home Loan Mortgage Corp., REMIC, Series 2651, Class JB, 5.000%, 1/15/2018	$3,272,742
6,092,603		Federal Home Loan Mortgage Corp., REMIC, Series 3005, Class EG, 5.000%, 8/15/2021	6,176,243
3,747,066		Federal Home Loan Mortgage Corp., REMIC, Series 3042, Class DH, 5.000%, 4/15/2024	3,806,432
5,244,065		Federal Home Loan Mortgage Corp., REMIC, Series 3044, Class HN, 5.000%, 1/15/2024	5,319,825
3,141,535		Federal Home Loan Mortgage Corp., REMIC, Series 3051, Class MC, 5.000%, 10/15/2024	3,198,605
3,044,153		Federal Home Loan Mortgage Corp., REMIC, Series 3197, Class AB, 5.500%, 8/15/2013	3,098,319
4,431,971		Federal Home Loan Mortgage Corp., REMIC, Series 3282, Class JE, 5.500%, 1/15/2026	4,443,026
3,799,115		Federal Home Loan Mortgage Corp., REMIC, Series R010, Class AB, 5.500%, 12/15/2019	3,918,912
3,516,023		Federal Home Loan Mortgage Corp., REMIC, Series R013, Class AB, 6.000%, 12/15/2021	3,558,670
4,396,053		Federal Home Loan Mortgage Corp., REMIC, Series R016, Class AB, 5.125%, 6/15/2018	4,451,501

		TOTAL	41,244,275

		FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.6%
3,286,275		Federal National Mortgage Association, REMIC, Series 2003-5, Class EL, 5.000%, 8/25/2022	3,338,429

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (identified cost $43,815,931)			44,582,704

Principal Amount			Value

GOVERNMENT AGENCY SECURITIES--4.0%
		FEDERAL HOME LOAN BANK--2.1%
$3,000,000	(1)	Federal Home Loan Bank System, Discount Note, 0.17%, 2/23/2009	$2,999,688
1,250,000	(1)	Federal Home Loan Bank System, Discount Note, 0.07%, 2/9/2009	1,249,981

		TOTAL	4,249,669

		FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.9%
3,901,816		Federal National Mortgage Association, Note, 4.500%, 4/25/2036	3,949,557

TOTAL GOVERNMENT AGENCY SECURITIES (identified cost $8,122,618)			8,199,226

MORTGAGE-BACKED SECURITIES--73.8%
		FEDERAL HOME LOAN MORTGAGE CORP.--7.1%
2,495,307		Federal Home Loan Mortgage Corp., 5.000%, 1/15/2019	2,563,287
7,197,453		Federal Home Loan Mortgage Corp., 5.500%, 10/1/2026	7,378,739
4,554,732		Federal Home Loan Mortgage Corp., 5.500%, 2/1/2028	4,669,454

		TOTAL	14,611,480

		FEDERAL NATIONAL MORTGAGE ASSOCIATION--66.7%
2,569,947		Federal National Mortgage Association, 5.000%, 6/1/2020	2,638,372
4,466,305		Federal National Mortgage Association, 5.000%, 2/1/2023	4,574,054
4,325,424		Federal National Mortgage Association, 5.000%, 11/25/2023	4,537,807
2,854,665		Federal National Mortgage Association, 5.000%, 1/1/2025	2,909,305
4,700,830		Federal National Mortgage Association, 5.000%, 3/1/2028	4,788,971
4,832,553		Federal National Mortgage Association, 5.000%, 5/1/2028	4,923,164
8,000,000		Federal National Mortgage Association, 5.250%, 12/21/2017	8,294,678
3,294,381		Federal National Mortgage Association, 5.500%, 6/1/2022	3,395,477
3,623,396		Federal National Mortgage Association, 5.500%, 8/1/2025	3,716,924
4,747,762		Federal National Mortgage Association, 5.500%, 8/1/2025	4,870,314
11,897,942		Federal National Mortgage Association, 5.500%, 11/1/2025	12,205,058
8,365,487		Federal National Mortgage Association, 5.500%, 11/1/2025	8,581,421
Principal Amount or Shares			Value

MORTGAGE-BACKED SECURITIES--(Continued)
		FEDERAL NATIONAL MORTGAGE ASSOCIATION--(Continued)
$3,592,913		Federal National Mortgage Association, 5.500%, 4/1/2026	$3,685,655
2,071,137		Federal National Mortgage Association, 5.500%, 4/1/2026	2,124,599
5,668,454		Federal National Mortgage Association, 5.500%, 4/1/2026	5,814,770
5,865,411		Federal National Mortgage Association, 5.500%, 6/1/2026	6,016,812
7,044,278		Federal National Mortgage Association, 5.500%, 9/1/2026	7,226,109
3,767,305		Federal National Mortgage Association, 5.500%, 1/1/2027	3,864,549
4,176,902		Federal National Mortgage Association, 5.500%, 6/1/2027	4,284,718
4,250,574		Federal National Mortgage Association, 5.500%, 7/1/2027	4,360,291
3,737,421		Federal National Mortgage Association, 6.000%, 1/1/2026	3,865,979
6,497,280		Federal National Mortgage Association, 6.000%, 6/1/2026	6,718,007
1,962,421		Federal National Mortgage Association, 6.000%, 7/1/2026	2,029,089
7,316,561		Federal National Mortgage Association, 6.000%, 8/1/2026	7,565,121
4,035,513		Federal National Mortgage Association, 6.000%, 6/1/2027	4,169,386
4,141,914		Federal National Mortgage Association, 6.000%, 7/1/2027	4,279,317
4,961,889		Federal National Mortgage Association, 6.000%, 8/1/2027	5,126,493

		TOTAL	136,566,440

TOTAL MORTGAGE-BACKED SECURITIES (identified cost $146,689,450)			151,177,920

MUTUAL FUND--0.3%
562,721	(2)(3)	Prime Obligations Fund, Institutional Shares, 1.33% (at net asset value)	562,721

TOTAL INVESTMENTS--99.9% (identified cost $199,190,720)(4)			204,522,571

(5)OTHER ASSETS AND LIABILITIES--NET--0.1%			225,190

TOTAL NET ASSETS--100%			$204,747,761

(1) Zero coupon bond, reflects effective rate at time of purchase.

(2) Affiliated company.

(3) 7-Day net yield.

(4) Also represents cost for federal tax purposes.

(5) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices and Investments in Mutual Funds	$ 562,721
Level 2 - Other Significant Observable Inputs	203,959,850
Level 3 - Significant Unobservable Inputs	--

TOTAL	$ 204,522,571

The following acronym is used throughout this portfolio:

REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS SUMMARY TABLE

January 31, 2009 (unaudited)

At January 31, 2009, the fund’s portfolio composition(1) was as follows:

		Percentage of Total Net Assets

Municipal Bonds		96.2%
Cash Equivalents(2)		2.9%
Other Assets and Liabilities--Net(3)		0.9%

TOTAL PORTFOLIO VALUE		100%

Years to Maturity of Municipal Bonds	Percentage of Total Net Assets

1-3 Years	6.9%
3-5 Years	13.7%
5-10 Years	18.5%
10 Years or Greater	57.1%
Cash Equivalents(2)	2.9%
Other Assets and Liabilities--Net(3)	0.9%

TOTAL	100%

S&P Ratings of Municipal Bonds as Percentage of Total Net Assets(4)		Moody’s Ratings of Municipal Bonds as Percentage of Total Net Assets(4)

AAA	49.3%	Aaa	45.5%

AA	2.0%	A	4.0%

A	2.8%	Baa	3.0%

BBB	2.6%

Not Rated by S&P	39.5%	Not Rated by Moody’s	43.7%

TOTAL	96.2%		96.2%

TOTAL FIXED INCOME PORTFOLIO VALUE				96.2%

Cash Equivalents(2)				2.9%

Other Assets and Liabilities--Net(3)				0.9%

TOTAL PORTFOLIO VALUE				100%

(1) See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

(2) Cash Equivalents include an investment in a money market mutual fund.

(3) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(4) These tables depict the long-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s (S&P) and Moody’s Investors Service (Moody’s), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Rated securities that have been prerefunded, but not rated again by the NRSRO, have been included in the “Not rated by…” category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund’s Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by…” category. Of the portfolio’s total investments, 23.2% do not have long-term ratings by either of these NRSROs.

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS

January 31, 2009

Principal Amount			Value

		GEORGIA--0.7%
$500,000		Georgia State, (Series B), 5.00%, 4/1/2022	$545,735

		ILLINOIS--1.5%
600,000		Illinois Municipal Electricity Power Supply, 5.00%, 2/1/2024	605,646
530,000		Will County, IL, 5.00%, 11/15/2024	543,425

		TOTAL	1,149,071

		WEST VIRGINIA--94.0%
825,000		Berkeley County, WV Building Commission Lease, Judicial Center Project (Series A), 4.70% (MBIA Insurance Corp. INS), 12/1/2024	775,120
700,000		Berkeley County, WV Public Service Sewer District, (Series A) Refunding Revenue Bonds, 4.65% (Original Issue Yield: 4.78%), 3/1/2037	492,450
400,000		Berkeley County, WV Public Service Sewer District, (Series A) Refunding Revenue Bonds, 4.65%, 10/1/2025	331,988
135,000		Berkeley County, WV Public Service Sewer District, (Series B) Refunding Revenue Bonds, 4.80%, 10/1/2025	114,300
815,000		Berkeley County, WV Public Service Sewer District, Refunding Revenue Bonds, 5.00%, 10/1/2022	583,475
575,000		Braxton County WV Board of Education, Public School, 5.00%, 5/1/2022	612,381
355,000		Charles Town, WV, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.15%), 10/1/2013	355,341
340,000		Charles Town, WV, Refunding Revenue Bonds, 5.00%, 10/1/2012	341,489
500,000		Charleston, WV Civic Center Revenue, Improvements, 6.25%, 12/1/2015	486,300
1,200,000		Charleston, WV Urban Renewal Authority, Refunding Revenue Bonds, 5.30% (FSA INS)/(Original Issue Yield: 5.274%), 12/15/2022	1,248,312
1,000,000		Clarksburg, WV, Revenue Bonds, 5.25% (FGIC INS), 9/1/2019	1,068,830

Principal Amount			Value

MUNICIPAL BONDS--(Continued)
		WEST VIRGINIA--(Continued)
$1,000,000		Fairmont, WV State College, 5.25%, 6/1/2022	$1,020,690
1,460,000		Fairmont, WV State College, Revenue Bonds (Series A), 5.00% (FGIC INS 6/1/2013@100), 6/1/2032	1,407,309
500,000		Fairmont, WV Waterworks, (Series 1999), 5.25% (AMBAC INS), 7/1/2017	511,120
1,235,000		Fairmont, WV Waterworks, Water Utility Improvement Revenue Bonds, 5.00% (AMBAC INS), 7/1/2019	1,249,808
1,240,000		Grant County, WV County Commission, Refunding Revenue Bonds, 5.35% (Original Issue Yield: 5.349%), 10/1/2019	1,240,446
420,000		Jackson County, WV, Revenue Bonds, 7.375% (GTD by U.S. Government), 6/1/2010	456,788
1,055,000		Kanawha County, WV Building Community, Judicial Annex Lease (Series A), 5.00%, 12/1/2018	1,063,704
1,000,000		Marshall County, WV Board of Education, GO UT, 5.00% (Original Issue Yield: 4.57%), 5/1/2022	1,059,110
1,000,000		Mason County, WV, PCRBs, Appalachian Power Co. Project (Series L), 5.50%, 10/1/2022	877,670
1,085,000		Monongalia County, WV Board of Education, GO UT, 6.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 3.81%), 5/1/2010	1,151,847
1,135,000		Monongalia County, WV Board of Education, GO UT, 6.00%, 5/1/2011	1,246,014
500,000		Monongalia County, WV Building Commission, 5.00%, 7/1/2030	362,490
525,000		Monongalia County, WV Building Commission, Revenue Bonds (Series A), 5.25%, 7/1/2035	375,837
1,210,000		Monongalia County, WV Building Commission, Revenue Bonds, 5.25%, 7/1/2020	1,144,781
295,000		Ohio County, WV Board of Education, GO UT, 5.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.25%), 6/1/2013	300,213
785,000		Ohio County, WV Board of Education, GO UT Refunding Bonds, 5.125% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.375%), 6/1/2018	798,400

Principal Amount			Value

MUNICIPAL BONDS--(Continued)
		WEST VIRGINIA--(Continued)
$855,000		Ohio County, WV Board of Education, GO UT, 5.00% (Original Issue Yield: 5.25%), 6/1/2013	$870,125
500,000		Parkersburg, WV Waterworks & Sewer Systems, Refunding Revenue Bonds (Series A), 4.50% (FGIC LOC 8/1/2015@100), 8/1/2022	425,180
500,000		Parkersburg, WV Waterworks & Sewer Systems, Refunding Revenue Bonds (Series A), 5.00%, 8/1/2019	491,230
1,500,000		Pleasants County, WV County Commission, PCR Refunding Revenue Bonds (Series 2007F), 5.25% (Allegheny Energy Supply Company LLC), 10/15/2037	1,091,175
1,195,000		Putnam County WV Building Commission Lease, County Service Project (Series A), 5.375%, 12/1/2023	1,269,162
1,795,000		Raleigh, Fayette & Nicholas Counties, WV, Refunding Bonds, 6.25% (GTD by U.S. Government)/(Original Issue Yield: 6.60%), 8/1/2011	1,944,685
1,310,000		Randolph County, WV, Refunding Revenue Bonds, 5.20% (Davis Health Systems, Inc.)/(FSA INS), 11/1/2015	1,390,211
525,000		Weirton, WV Municipal Hospital Building, Revenue Bonds (Series A), 5.25% (Weirton Medical Center, Inc.)/(Original Issue Yield: 5.31%), 12/1/2011	547,181
900,000		West Liberty State College, WV Dormitory, (Series A), 4.80%, 6/1/2012	805,338
700,000		West Liberty State College, WV, 4.80%, 6/1/2012	690,319
570,000		West Virginia EDA, (Series A), 5.00% (Original Issue Yield: 4.25%), 3/1/2019	591,700
580,000		West Virginia EDA, 4.75%, 11/1/2012	638,829
1,000,000		West Virginia EDA, 5.00% (AMBAC INS)/(Original Issue Yield: 5.09%), 7/15/2022	1,005,330
700,000		West Virginia EDA, Correctional Juvenile Safety, 5.00%, 6/1/2029	668,136
920,000		West Virginia EDA, Revenue Bonds, 4.50% (Original Issue Yield: 4.66%), 6/1/2020	926,054
860,000		West Virginia EDA, Revenue Bonds, 4.75%, 6/1/2022	847,341

Principal Amount			Value

MUNICIPAL BONDS--(Continued)
		WEST VIRGINIA--(Continued)
$1,000,000		West Virginia EDA, Revenue Bonds, 5.50% (MBIA Insurance Corp. INS), 6/1/2016	$1,080,620
2,315,000		West Virginia Higher Education, Revenue Bonds (Series B), 5.00%, 4/1/2018	2,485,731
2,000,000		West Virginia Higher Education, Revenue Bonds, 5.00% (MBIA Insurance Corp. INS), 4/1/2012	2,154,860
450,000		West Virginia School Building Authority Excess, 4.125%, 7/1/2017	493,024
450,000		West Virginia School Building Authority Excess, 4.250%, 7/1/2018	492,178
2,000,000		West Virginia School Building Authority, 5.25% (MBIA Insurance Corp. INS), 7/1/2012	2,206,100
750,000		West Virginia State Building Commission Lease, Refunding Revenue Bonds, WV Regal Jail (Series A), 5.375%, 7/1/2018	848,805
1,000,000		West Virginia State Building Commission Lease, Refunding Revenue Bonds, (Series A), 5.25% (AMBAC INS), 7/1/2012	1,090,600
1,500,000		West Virginia State Building Commission Lease, Refunding Revenue Bonds, 5.375% (AMBAC INS)/(Original Issue Yield: 5.04%), 7/1/2021	1,623,780
1,000,000		West Virginia State Hospital Finance Authority, ARCs, Improvements, Convertible, (Series D), 5.375%, 6/1/2028	961,000
605,000		West Virginia State Hospital Finance Authority, PRF Revenue Bonds, 6.75% (Charleston Area Medical Center, Inc.)/(GTD by U.S. Government 9/1/2010@101)/(Original Issue Yield: 6.89%), 9/1/2022	663,909
1,070,000		West Virginia State Hospital Finance Authority, Refunding Revenue Bonds, 5.50% (West Virginia Veterans Nursing Home), 3/1/2019	860,034
300,000		West Virginia State Hospital Finance Authority, Revenue Bonds (Series A), 4.50% (Original Issue Yield: 4.68%), 6/1/2026	228,570
1,000,000		West Virginia State Housing Development Fund, (Series A), 5.05%, 11/1/2014	1,016,610

Principal Amount			Value

MUNICIPAL BONDS--(Continued)
		WEST VIRGINIA--(Continued)
$900,000		West Virginia State Housing Development Fund, (Series A), 4.90% (Original Issue Yield: 4.899%), 11/1/2014	$929,646
1,000,000		West Virginia State Housing Development Fund, Refunding Revenue Bonds (Series A), 5.10%, 11/1/2015	1,016,510
500,000		West Virginia State Water Development Authority, 5.250%, 11/1/2023	511,660
500,000		West Virginia State, 5.00%, 6/1/2021	525,715
395,000	(1)	West Virginia State, 5.00%, 11/1/2021	227,315
720,000		West Virginia State, Revenue Bonds (Series A), 5.00% (Marshall University)/(Original Issue Yield: 5.17%), 5/1/2020	733,918
1,250,000		West Virginia State, Revenue Bonds (Series A), 5.00% (Marshall University)/(Original Issue Yield: 5.19%), 5/1/2021	1,266,637
430,000	(1)	West Virginia University Revs. University Systems, WV Projects, (Series A), 6.20%, 4/1/2025	178,557
1,000,000		West Virginia University Revs. Improvements, WV University Projects (Series C), 5.00%, 10/1/2027	977,380
1,000,000		West Virginia University, (Series A), 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.08%), 4/1/2016	1,164,220
1,000,000		West Virginia University, 5.00% (FGIC INS), 10/1/2034	916,200
500,000		West Virginia University, 5.00%, 10/1/2021	520,990
1,000,000		West Virginia University, 5.00%, 10/1/2026	989,520
1,205,000	(1)	West Virginia University, 5.855%, 4/1/2028	404,217
500,000		West Virginia University, Refunding Revenue Bonds, WV University Projects, (Series B), 5.00%, 10/1/2034	470,375
2,000,000		West Virginia Water Development Authority, (Series A), 4.40% (AMBAC INS)/(Original Issue Yield: 4.47%), 10/1/2018	2,082,140
400,000		West Virginia Water Development Authority, (Series A), 5.375% (FSA INS 10/1/2010@100)/(Original Issue Yield: 5.40%), 10/1/2015	430,248
985,000		West Virginia Water Development Authority, (Series A), 5.50% (FSA INS 10/1/2010@100)/(Original Issue Yield: 5.65%), 10/1/2020	1,061,525

Principal Amount			Value

MUNICIPAL BONDS--(Continued)
		WEST VIRGINIA--(Continued)
$1,000,000		West Virginia Water Development Authority, Refunding Revenue Bonds (Series B), 5.00% (AMBAC INS)/(Original Issue Yield: 5.03%), 11/1/2029	$936,140
900,000		West Virginia Water Development Authority, Refunding Revenue Bonds (Series C-II), 4.25% (Original Issue Yield: 4.40%), 11/1/2026	769,797
1,000,000		West Virginia Water Development Authority, Refunding Revenue Bonds (Series A-II), 5.00%, 11/1/2025	986,530
1,000,000		West Virginia Water Development Authority, Revenue Bonds (Series B-IV), 5.125%, 11/1/2024	1,008,150
650,000		West Virginia Water Development Authority, Revenue Bonds Loan Program IV (Series B-IV), 4.75% (Original Issue Yield: 4.80%), 11/1/2035	561,711
1,090,000		West Virginia Water Development Authority, Revenue Bonds (Series A), 4.75% (West Virginia Infrastructure Jobs), 10/1/2023	1,105,118
500,000		West Virginia Water Development Authority, Revenue Bonds (Series A), 5.00% (FSA INS), 11/1/2019	547,470
500,000		West Virginia Water Development Authority, Refunding Revenue Bonds (Series B), 5.25% (AMBAC INS), 11/1/2023	516,740
500,000		Wheeling, WV Waterworks & Sewer Systems, (Series A) Revenue Bonds, 4.25% (FSA LOC 6/1/2016@100)/(Original Issue Yield: 4.38%), 6/1/2026	453,965
500,000		Wheeling, WV Waterworks & Sewer Systems, (Series A) Revenue Bonds, 4.75% (FSA LOC 6/1/2016@100), 6/1/2036	457,135

		TOTAL	72,833,559

TOTAL MUNICIPAL BONDS (identified cost $75,057,174)			74,528,365

Shares			Value

MUTUAL FUND--2.9%
2,213,549	(2)(3)	Prime Obligations Fund, Institutional Shares, 1.33% (at net asset value)	$2,213,549

TOTAL INVESTMENTS--99.1% (identified cost $77,270,723)(4)			76,741,914

(5)OTHER ASSETS AND LIABILITIES--NET--0.9%			694,137

TOTAL NET ASSETS--100%			$77,436,051

At January 31, 2009, the Fund holds no securities that are subject to the federal alternative minimum tax.

(1) Zero coupon bond, reflects effective rate at time of purchase.

(2) Affiliated company.

(3) 7-Day net yield.

(4) The cost of investments for federal tax purposes amounts to $77,168,941.

(5) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices and Investments in Mutual Funds	$ 2,213,549
Level 2 - Other Significant Observable Inputs	74,528,365
Level 3 - Significant Unobservable Inputs	--

TOTAL	$ 76,741,914

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
ARCs	--Auction Rate Certificates
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
LOC	--Letter of Credit
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
UT	--Unlimited Tax

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2009

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund

Assets:
Total investments in securities, at value (a)	$ 33,863,626	$174,882,901	$42,558,184	$204,522,571	$ 76,741,914
Cash	1,650	10,500	9,158	--	--
Receivable for:
Income	4,876	204,527	210,514	885,104	935,899
Investments sold	--	--	108,584	--	--
Fund shares sold	3,869	107,631	749	46,076	10,000
Prepaid expense	5,397	13,847	5,988	10,693	8,064

Total assets	33,879,418	175,219,406	42,893,177	205,464,444	77,695,877

Liabilities:
Payable for:
Investments purchased	--	1,883,698	495,036	--	--
Fund shares redeemed	29,195	79,019	28,478	58,160	5,000
Income distribution payable	--	--	--	546,679	195,778
Custodian fees (Note 5)	397	1,380	--	--	--
Transfer and dividend disbursing agent fees and expenses	9,031	19,993	10,721	9,345	6,882
Directors’/Trustees’ fees	3,950	3,950	3,950	3,950	3,950
Auditing fees	15,416	26,553	15,986	23,530	16,817
Portfolio accounting fees	6,460	24,389	8,350	28,435	13,434
Shareholder services fee (Note 5)	4,484	38,153	9,254	43,562	16,023
Share registration fees	822	98	2,319	1,993	--
Printing and postage	1,258	--	1,191	1,029	1,942

Total liabilities	71,013	2,077,233	575,285	716,683	259,826

Total Net Assets	$ 33,808,405	$173,142,173	$42,317,892	$204,747,761	$ 77,436,051

Net Assets Consist of:
Paid-in capital	47,421,708	248,702,502	51,967,093	201,312,868	78,104,473
Net unrealized appreciation (depreciation) of investments	(8,921,687)	(50,394,537)	(7,419,813)	5,331,851	(528,809)
Accumulated net realized loss on investments	(4,691,616)	(25,355,447)	(2,247,997)	(1,905,542)	(139,613)
Accumulated net investment income	--	189,655	18,609	8,584	--

Total Net Assets	$ 33,808,405	$173,142,173	$42,317,892	$204,747,761	$ 77,436,051

Shares Outstanding, No Par Value, Unlimited Shares Authorized	5,575,999	20,522,666	5,579,946	20,458,019	7,731,729

Net Asset Value, Offering Price and Redemption Proceeds Per Share	$ 6.06	$ 8.44	$ 7.58	$ 10.01	$ 10.02

Investments, at identified cost (a)	$ 42,785,313	$225,277,438	$49,977,997	$199,190,720	$ 77,270,723

(a) Including $682,776, $2,993,970, $1,353,313, $562,721 and $2,213,549, respectively, of investments in affiliated issuers (Note 5).

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
STATEMENTS OF OPERATIONS

Year Ended January 31, 2009

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund

Investment Income:
Dividends (a)	$ 333,233 (b)	$ 4,188,544 (c)	$ 702,429 (d)	$ 77,924	$ 32,559
Interest	70,665	270,916	942,798	10,524,090	3,382,782

Total income	403,898	4,459,460	1,645,227	10,602,014	3,415,341

Expenses:
Investment adviser fee (Note 5)	335,710	1,770,601	387,954	1,200,131	443,186
Administrative personnel and services fee (Note 5)	75,000	308,507	75,000	262,370	96,860
Custodian fees (Note 5)	16,291	39,164	13,788	26,424	14,181
Transfer and dividend disbursing agent fees and expenses	32,630	53,972	33,451	33,240	26,065
Directors’/Trustees’ fees	21,575	21,575	21,575	21,575	21,575
Auditing fees	15,405	25,560	15,968	24,284	17,084
Legal fees	13,874	13,874	13,874	13,724	16,169
Portfolio accounting fees	28,884	109,581	35,424	110,810	52,069
Shareholder services fee (Note 5)	111,899	589,616	129,187	500,054	184,786
Share registration costs	12,471	18,638	15,928	18,610	9,094
Printing and postage	11,357	11,670	10,070	12,166	12,779
Insurance premiums	8,070	18,024	8,282	13,994	8,445
Taxes	5,165	--	37,353	--	--
Miscellaneous	1,703	2,756	1,782	2,227	1,594

Total expenses	690,034	2,983,538	799,636	2,239,609	903,887

Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	(6,440)	(32,688)	(8,334)	(10,232)	(73,864)
Waiver of administrative personnel and services fee	(16,505)	--	(7,320)	--	--
Waiver of shareholder services fee	(44,761)	--	--	--	--
Reimbursement of other operating expenses	(5,165)	--	(37,353)	--	--

Total waivers and reimbursements	(72,871)	(32,688)	(53,007)	(10,232)	(73,864)

Net expenses	617,163	2,950,850	746,629	2,229,377	830,023

Net investment income (loss)	(213,265)	1,508,610	898,598	8,372,637	2,585,318

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(4,380,498)	(25,039,186)	(2,249,685)	561,483	(207,336)
Net change in unrealized appreciation/depreciation of investments	(11,054,910)	(65,786,059)	(10,535,188)	221,982	(2,477,655)

Net realized and unrealized gain (loss) on investments	(15,435,408)	(90,825,245)	(12,784,873)	783,465	(2,684,991)

Change in net assets resulting from operations	$ (15,648,673)	$ (89,316,635)	$ (11,886,275)	$ 9,156,102	$ (99,673)

(a) Including $22,832, $111,923, $31,222, $47,061 and $32,559 received from affiliated issuers, respectively (Note 5).

(b) Net of foreign taxes withheld of $2,290.

(c) Net of foreign taxes withheld of $28,846.

(d) Net of foreign taxes withheld of $415.

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	WesMark Small Company Growth Fund		WesMark Growth Fund		WesMark Balanced Fund
	Year Ended January 31, 2009	Year Ended January 31, 2008	Year Ended January 31, 2009	Year Ended January 31, 2008	Year Ended January 31, 2009	Year Ended January 31, 2008

Increase (Decrease) in Net Assets:
Operations--
Net investment income (loss)	$ (213,265)	$ (198,981)	$ 1,508,610	$ 1,351,994	$ 898,598	$ 875,636
Net realized gain (loss) on investments	(4,380,498)	358,141	(25,039,186)	22,068,180	(2,249,685)	3,240,108
Net change in unrealized appreciation/depreciation of investments	(11,054,910)	(1,676,977)	(65,786,059)	(17,151,598)	(10,535,188)	(1,805,292)

Change in net assets resulting from operations	(15,648,673)	(1,517,817)	(89,316,635)	6,268,576	(11,886,275)	2,310,452

Distributions to Shareholders--
Distributions from net investment income	--	--	(1,533,995)	(1,698,016)	(897,861)	(883,037)
Distributions from net realized gain on investments	(64,493)	(1,351,467)	(1,350,647)	(22,770,381)	(1,564,351)	(823,101)

Change in net assets from distributions to shareholders	(64,493)	(1,351,467)	(2,884,642)	(24,468,397)	(2,462,212)	(1,706,138)

Share Transactions--
Proceeds from sale of shares	9,625,526	11,010,557	29,801,324	27,222,328	7,529,877	5,984,159
Net asset value of shares issued to shareholders in payment of distributions declared	16,883	799,542	1,313,029	22,413,951	482,509	1,113,402
Cost of shares redeemed	(3,800,410)	(4,157,776)	(24,178,341)	(42,971,726)	(7,315,465)	(7,105,203)

Change in net assets from share transactions	5,841,999	7,652,323	6,936,012	6,664,553	696,921	(7,642)

Change in net assets	(9,871,167)	4,783,039	(85,265,265)	(11,535,268)	(13,651,566)	596,672
Net Assets:
Beginning of period	43,679,572	38,896,533	258,407,438	269,942,706	55,969,458	55,372,786

End of period	33,808,405	43,679,572	173,142,173	258,407,438	42,317,892	55,969,458

Accumulated net investment income (loss) included in net assets at end of period	$ --	$ --	$ 189,655	$ 215,291	$ 18,609	$ 18,171

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	WesMark Government Bond Fund		WesMark West Virginia Municipal Bond Fund
	Year Ended January 31, 2009	Year Ended January 31, 2008	Year Ended January 31, 2009	Year Ended January 31, 2008

Increase (Decrease) in Net Assets:
Operations--
Net investment income	$ 8,372,637	$ 8,459,631	$ 2,585,318	$ 2,323,611
Net realized gain (loss) on investments	561,483	(399,534)	(207,336)	(6,475)
Net change in unrealized appreciation/depreciation of investments	221,982	6,502,955	(2,477,655)	256,301

Change in net assets resulting from operations	9,156,102	14,563,052	(99,673)	2,573,437

Distributions to Shareholders--
Distributions from net investment income	(8,405,527)	(8,487,703)	(2,583,433)	(2,308,417)

Share Transactions--
Proceeds from sale of shares	23,956,124	16,528,737	15,518,666	8,774,776
Net asset value of shares issued to shareholders in payment of distributions declared	1,680,933	3,456,378	266,673	722,465
Cost of shares redeemed	(22,062,287)	(18,555,865)	(6,375,174)	(9,007,379)

Change in net assets from share transactions	3,574,770	1,429,250	9,410,165	489,862

Change in net assets	4,325,345	7,504,599	6,727,059	754,882
Net Assets:
Beginning of period	200,422,416	192,917,817	70,708,992	69,954,110

End of period	204,747,761	200,422,416	77,436,051	70,708,992

Undistributed net investment income included in net assets at end of period	$ 8,584	$ 33,464	$ --	$ 64

See Notes which are an integral part of the Financial Statements

Federated Investors
World-Class Investment Manager

WESMARK FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended January 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

WesMark Small Company Growth Fund
2005	$ 7.48	(0.06)(c)	(0.23)	(0.29)	--	--	--
2006	$ 7.19	(0.06)(c)	1.83	1.77	--	--	--
2007(d)	$ 8.96	--	0.41	0.41	--	--	--
2008	$ 9.37	--	(0.18)	(0.18)	--	(0.31)	(0.31)
2009	$ 8.88	(0.04)(c)	(2.77)	(2.81)	--	(0.01)	(0.01)
WesMark Growth Fund
2005	$ 12.81	0.09	(0.42)	(0.33)	(0.11)	--	(0.11)
2006	$ 12.37	0.01	1.48	1.49	(0.01)	--	(0.01)
2007(d)	$ 13.85	0.07	0.67	0.74	(0.05)	(0.70)	(0.75)
2008	$ 13.84	0.07	0.28	0.35	(0.09)	(1.20)	(1.29)
2009	$ 12.90	0.07	(4.39)	(4.32)	(0.07)	(0.07)	(0.14)
WesMark Balanced Fund
2005	$ 9.10	0.18	(0.23)	(0.05)	(0.18)	--	(0.18)
2006	$ 8.87	0.11	0.60	0.71	(0.11)	--	(0.11)
2007(d)	$ 9.47	0.14	0.50	0.64	(0.14)	--	(0.14)
2008	$ 9.97	0.16	0.26	0.42	(0.16)	(0.15)	(0.31)
2009	$ 10.08	0.16	(2.22)	(2.06)	(0.16)	(0.28)	(0.44)
WesMark Government Bond Fund
2005	$ 10.03	0.34	(0.08)	0.26	(0.33)	(0.01)	(0.34)
2006	$ 9.95	0.33	(0.24)	0.09	(0.33)	(0.01)	(0.34)
2007(d)	$ 9.70	0.40	(0.03)	0.37	(0.40)	--	(0.40)
2008	$ 9.67	0.42	0.30	0.72	(0.42)	--	(0.42)
2009	$ 9.97	0.41	0.05	0.46	(0.42)	--	(0.42)
WesMark West Virginia Municipal Bond Fund
2005	$ 10.63	0.31	(0.01)	0.30	(0.31)	(0.05)	(0.36)
2006	$ 10.57	0.32	(0.18)	0.14	(0.32)	(0.01)	(0.33)
2007(d)	$ 10.38	0.34	(0.03)	0.31	(0.34)	--	(0.34)
2008	$ 10.35	0.34	0.04	0.38	(0.34)	--	(0.34)
2009	$ 10.39	0.35	(0.37)	(0.02)	(0.35)	--	(0.35)

(a) Based on net asset value, which does not reflect the sales charge, contingent deferred sales charge or redemption fee, if applicable.

(b) This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown.

(c) Per share numbers have been calculated using the average shares method.

(d) Beginning with the year ended January 31, 2007, the Fund was audited by Tait, Weller & Baker LLP. The previous years were audited by another independent registered public accounting firm.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return(a)	Net Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

WesMark Small Company Growth Fund
$7.19	(3.88)%	1.62%	(0.89)%	0.38%	$ 21,532	62%
$8.96	24.62%	1.59%	(0.83)%	0.28%	$ 30,492	84%
$9.37	4.58%	1.40%	(0.17)%	0.19%	$ 38,897	55%
$8.88	(2.15)%	1.39%	(0.45)%	0.15%	$ 43,680	78%
$ 6.06	(31.66)%	1.38%	(0.48)%	0.16%	$ 33,808	84%
WesMark Growth Fund
$12.37	(2.63)%	1.14%	0.71%	0.11%	$ 249,647	51%
$13.85	12.01%	1.28%	0.08%	0.01%	$ 269,575	76%
$13.84	5.43%	1.24%	0.50%	0.01%	$ 269,943	83%
$12.90	2.22%	1.26%	0.49%	0.01%	$ 258,407	112%
$8.44	(33.75)%	1.25%	0.64%	0.01%	$ 173,142	91%
WesMark Balanced Fund
$8.87	(0.53)%	1.26%	1.95%	0.12%	$ 57,523	38%
$9.47	8.11%	1.45%	1.28%	0.03%	$ 53,524	76%
$9.97	6.85%	1.40%	1.51%	0.03%	$ 55,373	63%
$10.08	4.19%	1.41%	1.54%	0.02%	$ 55,969	85%
$7.58	(21.23)%	1.44%	1.74%	0.10%	$ 42,318	52%
WesMark Government Bond Fund
$9.95	2.68%	0.99%	3.38%	0.11%	$ 190,125	58%
$9.70	0.98%	1.11%	3.40%	0.01%	$ 192,435	99%
$9.67	3.91%	1.10%	4.17%	0.01%	$ 192,918	70%
$9.97	7.68%	1.10%	4.34%	0.01%	$ 200,422	35%
$10.01	4.70%	1.11%	4.19%	0.01%	$ 204,748	24%
WesMark West Virginia Municipal Bond Fund
$10.57	2.97%	0.99%	2.99%	0.20%	$ 74,696	22%
$10.38	1.30%	1.13%	3.07%	0.10%	$ 72,825	19%
$10.35	3.05%	1.11%	3.32%	0.10%	$ 69,954	10%
$10.39	3.78%	1.14%	3.35%	0.10%	$ 70,709	6%
$10.02	(0.12)%	1.12%	3.50%	0.10%	$ 77,436	16%

WESMARK FUNDS
NOTES TO FINANCIAL STATEMENTS

January 31, 2009

(1) Organization

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective

WesMark Small Company Growth Fund (“Small Company Growth Fund”)	diversified	to achieve capital appreciation

WesMark Growth Fund (“Growth Fund”)	diversified	to achieve capital appreciation

WesMark Balanced Fund (“Balanced Fund”)	diversified	to achieve capital appreciation and income

WesMark Government Bond Fund (“Government Bond Fund”)	diversified	to achieve high current income consistent with preservation of capital

WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	non-diversified	to achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation--In calculating its net asset value (NAV), the Funds generally value investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures--The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mid evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Expenses and Distributions--Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, for the Small Company Growth Fund and Growth Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses--All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes--It is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Funds comply with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”. As of and during the year ended January 31, 2009, the Funds did not have a liability for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of January 31, 2009, tax years 2006 through 2009 remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Funds may be subject to taxes imposed by governments of countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income gains are earned.

When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities--Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Other--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

(3) Shares of Beneficial Interest

The following tables summarize share activity:

	Small Company Growth Fund

	Year Ended January 31, 2009	Year Ended January 31, 2008

Shares sold	1,133,093	1,108,710
Shares issued to shareholders in payment of distributions declared	1,880	82,872
Shares redeemed	(477,708)	(424,689)

Net change resulting from share transactions	657,265	766,893

	Growth Fund

	Year Ended January 31, 2009	Year Ended January 31, 2008

Shares sold	2,554,481	1,906,494
Shares issued to shareholders in payment of distributions declared	115,309	1,667,771
Shares redeemed	(2,177,224)	(3,048,703)

Net change resulting from share transactions	492,566	525,562

	Balanced Fund

	Year Ended January 31, 2009	Year Ended January 31, 2008

Shares sold	810,826	577,061
Shares issued to shareholders in payment of distributions declared	51,465	108,389
Shares redeemed	(834,939)	(688,722)

Net change resulting from share transactions	27,352	(3,272)

	Government Bond Fund

	Year Ended January 31, 2009	Year Ended January 31, 2008

Shares sold	2,426,341	1,699,127
Shares issued to shareholders in payment of distributions declared	170,103	354,073
Shares redeemed	(2,232,991)	(1,906,383)

Net change resulting from share transactions	363,453	146,817

	West Virginia Municipal Bond Fund

	Year Ended January 31, 2009	Year Ended January 31, 2008

Shares sold	1,542,894	849,976
Shares issued to shareholders in payment of distributions declared	26,847	70,073
Shares redeemed	(646,154)	(873,893)

Net change resulting from share transactions	923,587	46,156

(4) Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to discount accretion/premium amortization on debt securities and net operating loss.

For the year ended January 31, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)

Fund Name	Paid In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)

Small Company Growth Fund	$ (213,282)	$ 213,265	$ 17
Growth Fund	$ --	$ (251)	$ 251
Balanced Fund	$ 283	$ (299)	$ 16
Government Bond Fund	$ --	$ 8,010	$ (8,010)
West Virginia Municipal Bond Fund	$ --	$ (1,949)	$ 1,949

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended January 31, 2009 and 2008, was as follows:

2009

Fund Name	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains	Total

Small Company Growth Fund	$ --	$ --	$ 64,476	$ 64,476
Growth Fund	$ --	$ 1,533,995	$ 1,350,647	$ 2,884,642
Balanced Fund	$ --	$ 897,861	$ 1,564,351	$ 2,462,212
Government Bond Fund	$ --	$ 8,405,527	$ --	$ 8,405,527
West Virginia Municipal Bond Fund	$ 2,518,735	$ 64,698	$ --	$ 2,583,433

* For tax purposes short-term capital gain distributions are considered ordinary income distributions.

2008

Fund Name	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains	Total

Small Company Growth Fund	$ --	$ 453,261	$ 898,206	$ 1,351,467
Growth Fund	$ --	$ 2,886,617	$ 21,581,780	$ 24,468,397
Balanced Fund	$ --	$ 883,037	$ 823,101	$ 1,706,138
Government Bond Fund	$ --	$ 8,487,703	$ --	$ 8,487,703
West Virginia Municipal Bond Fund	$ 2,276,217	$ 32,200	$ --	$ 2,308,417

* For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of January 31, 2009, the components of distributable earnings on a tax basis were as follows:

Fund Name	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital Loss Carryforward and Deferrals

Small Company Growth Fund	$ --	$ --	$ (9,360,604)	$ (4,252,699)
Growth Fund	$ --	$ 189,655	$ (50,394,537)	$ (25,355,447)
Balanced Fund	$ --	$ 18,609	$ (7,419,813)	$ (2,247,997)
Government Bond Fund	$ --	$ 555,263	$ 5,331,851	$ (1,905,542)
West Virginia Municipal Bond Fund	$ 195,778	$ --	$ (427,027)	$ (241,395)

For federal income tax purposes, the following amounts apply as of January 31, 2009:

Fund Name	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Small Company Growth Fund	$ 43,224,230	$ 664,662	$ 10,025,266	$ (9,360,604)
Growth Fund	$ 225,277,438	$ 1,612,755	$ 52,007,292	$ (50,394,537)
Balanced Fund	$ 49,977,997	$ 851,802	$ 8,271,615	$ (7,419,813)
Government Bond Fund	$ 199,190,720	$ 5,392,959	$ 61,108	$ 5,331,851
West Virginia Municipal Bond Fund	$ 77,168,941	$ 2,229,089	$ 2,656,116	$ (427,027)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales and discount accretion/premium amortization on debt securities.

At January 31, 2009, the Funds had capital loss carryforwards which will reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund Name	2015	2016	2017	Total

Small Company Growth Fund	$ --	$ --	$ 325,959	$ 325,959
Growth Fund	$ --	$ --	$ 1,874,127	$ 1,874,127
Balanced Fund	$ --	$ --	$ 655,166	$ 655,166
Government Bond Fund	$ 1,075,675	$ 829,867	$ --	$ 1,905,542
West Virginia Municipal Bond Fund	$ 22,330	$ 5,976	$ 120,913	$ 149,219

The Government Bond Fund used capital loss carryforwards of $553,309 to offset taxable capital gains realized during the year ended January 31, 2009.

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of January 31, 2009, for federal income tax purposes, post-October losses were deferred to February 1, 2009 as follows:

Small Company Growth Fund	$ 3,926,740
Growth Fund	$ 23,481,321
Balanced Fund	$ 1,592,831
West Virginia Municipal Bond Fund	$ 92,176

(5) Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee--WesBanco Investment Department is the Funds’ investment adviser (the “Adviser”). The advisory agreement between the Funds and the Adviser provides for an annual fee equal to the percentage of each Fund’s average daily net assets as follows:

Fund Name	Investment Adviser Fee Percentage

Small Company Growth Fund	0.75%
Growth Fund	0.75%
Balanced Fund	0.75%
Government Bond Fund	0.60%
West Virginia Municipal Bond Fund	0.60%

The Adviser may choose to waive any portion of its fee. The Adviser can modify or terminate this waiver at any time at its sole discretion.

For the year ended January 31, 2009, the Adviser waived the following fees:

Fund Name	Adviser Fee Waiver

Growth Fund	$ 511
West Virginia Municipal Bond Fund	$ 66,057

Administrative Fee--Federated Services Company (“FServ”) provides the Funds with certain administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate net assets of the Trust for the period, subject to a $75,000 minimum per portfolio. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

For the year ended January 31, 2009, the net fee paid to FServ as a percentage of average aggregate daily net assets was as follows:

Fund Name	Percentage of Average Aggregate Daily Net Assets

Small Company Growth Fund	0.131%
Growth Fund	0.131%
Balanced Fund	0.131%
Government Bond Fund	0.131%
West Virginia Municipal Bond Fund	0.131%

For the year ended January 31, 2009, FServ voluntarily waived the following fees:

Fund Name	Administrative Fee Waiver

Small Company Growth Fund	$ 16,505
Balanced Fund	$ 7,320

In addition, FServ voluntarily reimbursed other operating expenses of $5,165 and $37,353 for Small Company Growth Fund and Balanced Fund, respectively.

Distribution (12b-1) Fee--The Funds’ Trustees previously adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan the Funds may have compensated Edgewood Services Inc. (“Edgewood”) from the net assets of the Funds to finance activities intended to result in sale of each Fund’s shares. The Plan specified that the Funds may have incurred distribution expenses at 0.25% of the daily net assets of each Fund. The Plan expired on August 31, 2007 and the Funds Trustees did not approve its renewal.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with WesBanco Bank (“WesBanco”), the Funds may pay WesBanco, or other financial institutions up to 0.25% of average daily net assets. The fee is used to finance certain services for shareholders and to maintain shareholder accounts. WesBanco may voluntarily choose to waive any portion of its fee. WesBanco can modify or terminate this voluntary waiver at any time at its sole discretion.

For the year ended January 31, 2009, WesBanco voluntarily waived the following fees:

Fund Name	Shareholder Services Fee Waiver

Small Company Growth Fund	$ 44,761

Custodian Fees--WesBanco is the Funds’ custodian. The custodian fee paid to WesBanco is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses. WesBanco may voluntarily choose to waive any portion of its fee. WesBanco can modify or terminate this voluntary waiver at any time at its sole discretion.

General--Certain Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

Transactions with Affiliates--Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser or which are distributed by an affiliate of the WesMark Funds’ distributor. The Adviser has agreed to reimburse the Funds for certain investment adviser fees as a result of transactions in other affiliated mutual funds.

For the year ended January 31, 2009, the Adviser reimbursed the following fees:

Fund Name	Adviser Fee Reimbursed

Small Company Growth Fund	$ 6,440
Growth Fund	$ 32,177
Balanced Fund	$ 8,334
Government Bond Fund	$ 10,232
West Virginia Municipal Bond Fund	$ 7,807

Transactions with affiliated companies during the year ended January 31, 2009 were as follows:

Fund Name	Affiliated Fund Name	Balance of Shares Held 1/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2009	Value	Dividend Income

Small Company Growth Fund	Prime Obligations Fund, Institutional Shares	310,251	30,069,625	29,697,100	682,776	$ 682,776	$ 22,832
Growth Fund	Prime Obligations Fund, Institutional Shares	1,281,018	177,961,461	176,248,509	2,993,970	$ 2,993,970	$ 111,923
Balanced Fund	Prime Obligations Fund, Institutional Shares	477,372	29,010,807	28,134,866	1,353,313	$ 1,353,313	$ 31,222
Government Bond Fund	Prime Obligations Fund, Institutional Shares	1,219,524	49,064,402	49,721,205	562,721	$ 562,721	$ 47,061
West Virginia Municipal Bond Fund	Prime Obligations Fund, Institutional Shares	891,341	28,735,020	27,412,812	2,213,549	$ 2,213,549	$ 32,559

Total of Affiliated Transactions		4,179,506	314,841,315	311,214,492	7,806,329	$7,806,329	$ 245,597

(6) Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended January 31, 2009, were as follows:

Fund Name	Purchases	Sales

Small Company Growth Fund	$ 39,209,752	$ 34,768,373
Growth Fund	$ 205,988,969	$ 200,405,124
Balanced Fund	$ 24,775,173	$ 18,973,864
Government Bond Fund	$ --	$ 1,009,152
West Virginia Municipal Bond Fund	$ 20,062,485	$ 11,351,167

(7) Concentration of Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at January 31, 2009, 36.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 12.6% of total investments.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

(8) Federal Tax Information (Unaudited)

For the year ended January 31, 2009, the Small Company Growth Fund, Growth Fund and Balanced Fund designated $64,476, $1,350,647 and $1,564,351, respectively, as long-term capital gain distributions.

For the year ended January 31, 2009, 97.50% of the distributions from net investment income for West Virginia Municipal Bond Fund is exempt from federal income tax.

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended January 31, 2009, the percentages qualifying for the dividend received deduction available to corporate shareholders are as follows.

Fund Name	Percentage

Growth Fund	100.00%
Balanced Fund	62.72%

For the fiscal year ended January 31, 2009, the following percentages of total ordinary dividends paid by the Funds are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information will be reported in conjunction with the reporting of your distributions on Form 1099-DIV. The percentages were as follows:

Fund Name	Percentage

Growth Fund	100.00%
Balanced Fund	68.95%

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
WESMARK FUNDS

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments of the WesMark Balanced Fund, WesMark Government Bond Fund, WesMark Growth Fund, WesMark Small Company Growth Fund and WesMark West Virginia Municipal Bond Fund, each a series of the WesMark Funds (the “Trust”), as of January 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended January 31, 2006 have been audited by other auditors, whose report dated March 20, 2006 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2009, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the WesMark Funds as of January 31, 2009, the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
March 16, 2009

WESMARK FUNDS
BOARD OF TRUSTEES AND TRUST OFFICERS

March 23, 2009

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds as of March 23, 2009. Where required, the tables separately list Board members who are “interested persons” of the Funds (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). The WesMark Fund Complex consists of one Investment Company (comprising five portfolios). Unless otherwise noted, each Officer is elected annually; each Board member oversees all portfolios in the WesMark Fund Complex; and serves for an indefinite term.

INTERESTED TRUSTEE

Name Age Address Date Service Began	Principal Occupations in Past Five Years, Other Directorships Held and Previous Positions

Robert E. Kirkbride* Age 69 c/o WesMark Funds Attn: Secretary 1 Bank Plaza Wheeling, WV 26003 CHAIRMAN and TRUSTEE Began serving: September 2004

Principal Occupations: Director, WesBanco, Inc.; Officer and Director, Ohio Valley Land Company (real estate development); Officer, Christy & Associates (real estate development and investment management); Director, The Mountain Company (holding company); Director, The Laurel Management Group (holding company); Director and Officer, Thunder Corporation (oil and gas production).

* Robert E. Kirkbride is an interested person due to the Director position he holds with WesBanco, Inc. The Funds’ investment adviser, WesBanco Investment Department is a division of WesBanco Bank Inc., a wholly owned subsidiary of WesBanco Inc.

INDEPENDENT TRUSTEES

Name Age Address Date Service Began	Principal Occupations in Past Five Years, Other Directorships Held and Previous Positions

Lawrence E. Bandi Age: 54 WesMark Funds Attn: Secretary 1 Bank Plaza Wheeling, WV 26003 TRUSTEE Began serving: September 2004

Principal Occupations: Chief Financial Officer, Vice President Administrative Services, West Virginia Northern Community College.

Other Directorships: Vice Chairman, Ohio County Economic Development Authority; Audit Committee Chairman, Ohio Valley Industrial Business Development Corporation; Special Wish Foundation, President, United Way of the Upper Ohio Valley; President of the Board of Directors, Wheeling Hospital.

Previous Positions: President and Chief Executive Officer, Valley National Gases.

Richard A. Hay Age: 62 WesMark Funds Attn: Secretary 1 Bank Plaza Wheeling, WV 26003 TRUSTEE Began serving: December 2008	Principal Occupation: Retired. Previous Occupation: Senior Vice President, UBS Financial Services January 2000 through February 2007.

Mark E. Kaplan Age 47 WesMark Funds Attn: Secretary 1 Bank Plaza Wheeling, WV 26003 Began serving: September 2004

Principal Occupation: Senior Vice President and Chief Financial Officer, Duquesne Light.

Other Directorships Held: Board Member, Main Stay Life Services.

Previous Positions: President, Chief Financial Officer and Director, Weirton Steel Corporation; Senior Audit Manager, Arthur Anderson LLP; Corporate Controller, Black Box Corporation (network services).

OFFICERS

Name Age Address Positions Held with Fund Date Service Began	Principal Occupation(s) and Previous Position(s)

Jerome B. Schmitt Age: 59 WesBanco Trust and Investment Services 1 Bank Plaza Wheeling, WV 26003 CHIEF EXECUTIVE OFFICER Began serving: March 2009 PRESIDENT Began serving: September 2004	Principal Occupations: Co-Portfolio Manager of the WesMark Funds; Executive Vice President, WesBanco, Inc.; Executive Vice President, WesBanco Trust and Investment Services.

Deborah Ferdon Age: 56 WesBanco Trust and Investment Services 1 Bank Plaza Wheeling, WV 26003 CHIEF COMPLIANCE OFFICER VICE PRESIDENT Began service September 2004

Principal Occupations: Chief Compliance Officer of the WesMark Funds and WesBanco Investment Department; Vice President and Compliance Officer WesBanco Trust and Investment Services.

Previous Positions: Concurrently Compliance Officer, Provident Riverfront Funds; Chief Compliance Officer, Provident Investment Advisers; and Chief Compliance Officer Provident Securities & Investments, 2001 to 2004.

David B. Ellwood Age: 52 WesBanco Trust and Investment Services 1 Bank Plaza Wheeling, WV 26003 CHIEF FINANCIAL OFFICER TREASURER Began serving: March 2009 VICE PRESIDENT Began serving: September 2004	Principal Occupations: Co-Portfolio Manager of the WesMark Funds; Senior Vice President, WesBanco Trust and Investment Services.

Todd P. Zerega Age: 34 1001 Liberty Avenue Pittsburgh, PA 15222 SECRETARY Began serving: September 2004	Principal Occupations: Partner, Reed Smith LLP Previous Positions: Associate Corporate Counsel, Federated Services Company from 2000 to 2002; Tax Specialist with KPMG LLP from 1999 to 2000.

JoEllen Legg Age: 47 1290 Broadway, Suite 1100 Denver, CO 80203 ASSISTANT SECRETARY Began serving: March 2009

Principal Occupations: Associate Counsel, ALPS Fund Services, Inc. since October 2007

Previous Positions: Senior Counsel, Adelphia Communications Corporation, 2005 to 2007; Associate Counsel, Patton Boggs LLP, 2004 to 2005; Associate Counsel, Fried, Frank, Harris, Shriver & Jacobson LLP, 1998 to 2004.

WESMARK FUNDS
BOARD REVIEW OF ADVISORY CONTRACT

March 2009

As required by the 1940 Act, the WesMark Funds (“Funds”) Board has reviewed the Funds’ investment advisory contract. The Board’s decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Funds’ investment objectives and long term performance; the Adviser’s management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Funds and its shareholders by the WesBanco organization in addition to investment advisory services; and a Fund’s relationship to other funds in the WesMark Family of Funds.

In assessing the Adviser’s performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Funds on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Funds. Thus, the Board’s “selection” or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Funds.

The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Funds by other entities in the WesBanco organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation: the nature and quality of the services provided by the Adviser, including the performance of a Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser’s service and fee. The Funds’ Board is aware of these factors and is guided by them in its review of the Funds’ advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of detailed information about the Funds and the WesBanco organization. WesBanco provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: the Adviser’s investment philosophy, personnel, and processes; a Fund’s short- and long-term performance (in absolute terms both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; a Fund’s expenses (including the advisory fee itself and the overall expense structure of a Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading a Fund’s portfolio securities; the nature and extent of the advisory and other services provided to a Fund by the Adviser and its affiliates; compliance and audit reports concerning the Funds and the WesBanco companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or WesBanco are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund’s investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services are such as to warrant continuation of the advisory contract. Because the Funds are the only advisory clients of the Adviser, the Board did not consider fees charged to other institutional accounts to be a relevant consideration in evaluating the advisory fees charged by the Adviser to the Funds.

For the one year period ended December 31, 2008, the performance of the WesMark Small Company Growth Fund, WesMark Growth Fund, WesMark Balanced Fund, and the WesMark West Virginia Municipal Bond Fund were above the median of the relevant peer group. For the one year period ended December 31, 2008, the performance of the WesMark Government Bond Fund was below the median of the relevant peer group. The Board also reviewed the Funds’ performance relevant to their respective peer groups for a three year period ended December 31, 2008. The performance of the WesMark Government Bond Fund, WesMark Growth Fund, WesMark Balanced Fund, WesMark Small Company Growth Fund, and the WesMark West Virginia Municipal Bond Fund were above the median of the relevant peer group. The Board discussed the Funds’ performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Funds.

The Board also receives financial information about WesBanco, including reports on the compensation and benefits WesBanco derives from its relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees received by WesBanco’s subsidiaries for providing other services to the Funds under separate contracts (e.g., for serving as the Funds’ custodian). The reports also discuss any indirect benefit WesBanco may derive from its receipt of research services from brokers who execute fund trades. Although the Board considered the profitability of Wesbanco on a fund-by-fund basis, in the Board’s view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. The Board therefore determined that the profitability analysis was of limited value.

During the fiscal year ended January 31, 2009, the investment advisory fee after waivers and expense reimbursements for the WesMark Growth Fund, WesMark Balanced Fund, WesMark Government Bond Fund, and WesMark West Virginia Municipal Bond Fund were above the median for the relevant peer group. For the same period, the investment advisory fee after waivers and expense reimbursements for WesMark Small Company Growth Fund was above the median for the relevant peer group, Morningstar Small Company Growth Category Average (Bank Funds), and below the median for the relevant peer group Morningstar Small Company Growth Category Average. The Board reviewed the fees and other expenses of the Funds with the Advisor and was satisfied that the overall expense structure of the Funds remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Funds. For the year ended December 31, 2008, the Board concluded that the nature, quality and scope of services provided the funds by the Adviser and its affiliates were satisfactory.

The Board also considered whether “economies of scale” may exist and whether the Funds benefit from any such economies. The Board noted that each of the Funds is of relatively small size relative to its peers and that the Adviser had voluntarily waived a portion of its advisory fee and/or reimbursed fund expenses in order to maintain the Funds’ competitive position. Under these circumstances, the Board concluded there were no meaningful “economies of scale” enjoyed by the adviser in managing the Funds.

The Board based its decision to renew the advisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board’s decision to approve the contract reflects its determination that WesBanco’s performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements. Because the totality of circumstances includes considering the relationship of each Fund to the WesBanco family of Funds, the Board does not approach consideration of every Fund’s advisory contract as if that were the only fund offered by the Adviser.

[Logo of WesMark]

[Logo of WesMark Funds]

Family of Funds

Combined Annual Report

[Logo of WesBanco Investment Department]

Investment Adviser
A Division of WesBanco Bank, Inc.

Cusip 951025501
Cusip 951025204
Cusip 951025303
Cusip 951025402
Cusip 951025105

Edgewood Services, Inc., Distributor

G02160-05 (3/09)

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.                      Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item: Lawrence E. Bandi and Mark E. Kaplan.

Item 4.                      Principal Accountant Fees and Services

(a)                      Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2009 - $98,300

Fiscal year ended 2008 - $93,600

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2009 - $0

Fiscal year ended 2008 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2009 - $0

Fiscal year ended 2008 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2009 - $0

Fiscal year ended 2008 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2009 – 0%

Fiscal year ended 2008 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2009 – 0%

Fiscal year ended 2008 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2009 – 0%

Fiscal year ended 2008 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
Fiscal year ended 2009 - $0

Fiscal year ended 2008 - $0

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Wesmark Funds

By	/S/ Richard N. Paddock
Richard N. Paddock
Principal Financial Officer
Date	March 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ Charles L. Davis, Jr.
Charles L. Davis, Jr.
Principal Executive Officer
Date	March 18, 2009

By	/S/ Richard N. Paddock
Richard N. Paddock
Principal Financial Officer
Date	March 18, 2009